UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07807

Fidelity Revere Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2011

Item 1. Reports to Stockholders

Fidelity® Cash Central Fund

Annual Report

May 31, 2011

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

TCC-ANN-0711
1.743118.111

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2010 to May 31, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Expenses Paid During Period* December 1, 2010 to May 31, 2011
Actual	.0004%	$ 1,000.00	$ 1,000.90	$ .00**
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.93	$ .00**

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Amount represents less than $.01.

Annual Report

Investment Changes (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 5/31/11	% of fund's investments 11/30/10	% of fund's investments 5/31/10
0 - 30	77.9	77.4	78.6
31 - 90	6.2	7.2	13.7
91 - 180	13.0	3.4	5.8
181 - 397	2.9	12.0	1.9
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	5/31/11	11/30/10	5/31/10
Fidelity® Cash Central Fund	31 Days	46 Days	28 Days
All Taxable Money Market Funds Average*	45 Days	48 Days	39 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	5/31/11	11/30/10	5/31/10
Fidelity Cash Central Fund	56 Days	62 Days	n/a**

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of May 31, 2011	As of November 30, 2010
Bank CDs, BAs, TDs, and Notes 27.4%	Bank CDs, BAs, TDs, and Notes 22.4%
Government Securities 33.7%	Government Securities 27.8%
Interfund Loans† 0.0%	Interfund Loans 0.1%
Repurchase Agreements 38.9%	Repurchase Agreements 50.6%
Net Other Assets † 0.0%	Net Other Assets*** (0.9)%

Current and Historical Seven-Day Yields

	5/31/11	3/1/11	11/30/10	8/31/10	6/1/10
Fidelity Cash Central Fund	0.14%	0.19%	0.24%	0.24%	0.23%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

† Amount represents less than 0.1%

* Source: iMoneyNet, Inc.

** Information not available.

*** Net Other Assets are not included in the pie chart.

Annual Report

Investments May 31, 2011

Showing Percentage of Net Assets

Federal Agencies - 23.1%
	Yield (a)	Principal Amount	Value
Fannie Mae - 1.6%
10/5/11 to 10/20/11	0.15 to 0.16%	$ 528,500,000	$ 528,201,094
Federal Farm Credit Bank - 0.4%
11/29/12	0.14 (c)	141,500,000	141,446,527
Federal Home Loan Bank - 15.0%
6/1/11 to 11/15/12	0.10 to 0.60 (c)	4,933,510,000	4,933,038,669
Freddie Mac - 6.1%
7/12/11 to 11/2/12	0.10 to 0.35 (c)	2,020,170,000	2,019,276,222
TOTAL FEDERAL AGENCIES			7,621,962,512
U.S. Treasury Obligations - 10.6%

U.S. Treasury Bills - 6.4%
6/2/11 to 12/15/11	0.21 to 0.30	2,096,170,000	2,094,674,642
U.S. Treasury Notes - 4.2%
6/30/11 to 1/31/12	0.14 to 0.43	1,395,000,000	1,399,057,555
TOTAL U.S. TREASURY OBLIGATIONS			3,493,732,197
Time Deposits - 27.4%

Citibank NA
6/1/11	0.09	250,000,000	250,000,000
Commerzbank AG
6/1/11	0.10	1,300,000,000	1,300,000,000
Credit Agricole CIB
6/1/11	0.10	1,600,000,000	1,600,000,000
Deutsche Bank AG
6/1/11	0.11	1,600,000,000	1,600,000,000
DnB NOR Bank ASA
6/1/11	0.10	1,100,000,000	1,100,000,000
KBC Bank NV
6/1/11	0.10	1,200,000,000	1,200,000,000
Natixis SA
6/1/11	0.12	1,600,000,000	1,600,000,000
Societe Generale
6/1/11	0.10	370,000,000	370,000,000
TOTAL TIME DEPOSITS			9,020,000,000
Interfund Loans - 0.0%
	Principal Amount	Value
With Fidelity Select Industrials Portfolio at 0.36% due 6/1/11 (b)	$ 8,542,000	$ 8,542,000
With Fidelity Select Financial Services Portfolio at 0.36% due 6/1/11 (b)	3,373,000	3,373,000
TOTAL INTERFUND LOANS		11,915,000
Repurchase Agreements - 38.9%
	Maturity Amount
In a joint trading account at:
0.11% dated 5/31/11 due 6/1/11:
(Collateralized by U.S. Government Obligations) #	$ 9,835,260,523	9,835,231,000
(Collateralized by U.S. Government Obligations) #	219,549,660	219,549,000
0.14% dated 5/31/11 due 6/1/11:
(Collateralized by U.S. Government Obligations) #	277,310,113	277,309,000
(Collateralized by U.S. Government Obligations) #	47,030,183	47,030,000
With:
Goldman Sachs & Co. at 0.1%, dated:
5/25/11 due 6/1/11 (Collateralized by U.S. Government Obligations valued at $1,020,019,834, 3.5% - 6.5%, 11/1/19 - 6/1/41)	1,000,019,444	1,000,000,000
5/26/11 due 6/2/11 (Collateralized by U.S. Government Obligations valued at $510,008,501, 2.58% - 6.5%, 8/1/20 - 6/1/41)	500,009,722	500,000,000
J.P. Morgan Securities, Inc. at:
0.19%, dated 5/31/11 due 6/1/11 (Collateralized by Commercial Paper Obligations valued at $54,594,910, 8/15/11 - 8/26/11)	53,000,280	53,000,000
0.2%, dated 5/31/11 due 6/1/11 (Collateralized by U.S. Government Obligations valued at $722,030,612, 0% - 9%, 6/15/15 - 4/16/53)	701,003,894	701,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
Merrill Lynch, Pierce, Fenner & Smith at 0.26%, dated 5/31/11 due 6/1/11 (Collateralized by Equity Securities valued at $108,000,811)	$ 100,000,722	$ 100,000,000
Morgan Stanley & Co., Inc. at 0.1%, dated 4/25/11 due 6/7/11 (Collateralized by U.S. Treasury Obligations valued at $102,299,858, 0% - 8.13%, 10/6/11 - 2/15/38)	100,013,611	100,000,000
TOTAL REPURCHASE AGREEMENTS		12,833,119,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $32,980,728,709)		32,980,728,709
NET OTHER ASSETS (LIABILITIES) - 0.0%		4,969,945
NET ASSETS - 100%		$ 32,985,698,654
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Loan is with an affiliated fund.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$9,835,231,000 due 6/01/11 at 0.11%
BNP Paribas Securities Corp.	$ 1,440,724,944
Barclays Capital, Inc.	2,228,480,191
Credit Agricole Securities (USA), Inc.	1,087,063,508
HSBC Securities (USA), Inc.	1,902,361,138
Mizuho Securities USA, Inc.	951,180,569
RBS Securities, Inc.	268,706,337
UBS Securities LLC	1,902,361,138
Wells Fargo Securities LLC	54,353,175
$ 9,835,231,000
$219,549,000 due 6/01/11 at 0.11%
BNP Paribas Securities Corp.	$ 103,633,447
Barclays Capital, Inc.	78,093,755
Merrill Lynch, Pierce, Fenner & Smith, Inc.	37,821,798
$ 219,549,000
Repurchase Agreement / Counterparty	Value
$277,309,000 due 6/01/11 at 0.14%
Goldman, Sachs & Co.	$ 8,329,457
HSBC Securities (USA), Inc.	49,976,740
Merrill Lynch, Pierce, Fenner & Smith, Inc.	13,156,976
Mizuho Securities USA, Inc.	149,930,218
Societe Generale	15,834,264
Wells Fargo Securities LLC	40,081,345
$ 277,309,000
$47,030,000 due 6/01/11 at 0.14%
Barclays Capital, Inc.	$ 16,796,429
Merrill Lynch, Pierce, Fenner & Smith, Inc.	7,838,333
UBS Securities LLC	22,395,238
$ 47,030,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At May 31, 2011, the Fund had a capital loss carryforward of approximately $464,715 all of which will expire in fiscal 2018. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2011

Assets
Investment in securities, at value (including repurchase agreements of $12,833,119,000) - See accompanying schedule: Unaffiliated issuers (cost $32,968,813,709)	$ 32,968,813,709
Other affiliated issuers (cost $11,915,000)	11,915,000
Total Investments (cost $32,980,728,709)		$ 32,980,728,709
Cash		4
Interest receivable		8,642,813
Other affiliated receivables		699
Other receivables		99,361
Total assets		32,989,471,586

Liabilities
Distributions payable	$ 3,606,481
Other payables and accrued expenses	166,451
Total liabilities		3,772,932

Net Assets		$ 32,985,698,654
Net Assets consist of:
Paid in capital		$ 32,986,231,076
Distributions in excess of net investment income		(61,276)
Accumulated undistributed net realized gain (loss) on investments		(471,146)
Net Assets, for 32,978,577,030 shares outstanding		$ 32,985,698,654
Net Asset Value, offering price and redemption price per share ($32,985,698,654 ÷ 32,978,577,030 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended May 31, 2011

Investment Income
Interest (including $149,371 from affiliated interfund lending)		$ 60,082,785

Expenses
Custodian fees and expenses	$ 107,038
Independent trustees' compensation	106,444
Interest	34,460
Total expenses before reductions	247,942
Expense reductions	(110,354)	137,588
Net investment income (loss)		59,945,197
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		35,693
Net increase in net assets resulting from operations		$ 59,980,890

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended May 31, 2011	Year ended May 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 59,945,197	$ 53,096,742
Net realized gain (loss)	35,693	(106,882)
Net increase in net assets resulting from operations	59,980,890	52,989,860
Distributions to shareholders from net investment income	(59,946,178)	(53,098,079)
Affiliated share transactions at net asset value of $1.00 per share Proceeds from sales of shares	232,843,644,862	199,693,511,033
Cost of shares redeemed	(224,743,775,054)	(193,702,152,859)
Net increase (decrease) in net assets and shares resulting from share transactions	8,099,869,808	5,991,358,174
Total increase (decrease) in net assets	8,099,904,520	5,991,249,955

Net Assets
Beginning of period	24,885,794,134	18,894,544,179
End of period (including distributions in excess of net investment income of $61,276 and distributions in excess of net investment income of $60,295, respectively)	$ 32,985,698,654	$ 24,885,794,134

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended May 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	.002	.003	.014	.043	.053
Distributions from net investment income	(.002)	(.003)	(.014)	(.043)	(.053)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.21%	.26%	1.41%	4.34%	5.43%
Ratios to Average Net Assets C
Expenses before reductions B	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any B	-%	-%	-%	-%	-%
Expenses net of all reductions B	-%	-%	-%	-%	-%
Net investment income (loss)	.20%	.25%	1.54%	4.29%	5.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,985,699	$ 24,885,794	$ 18,894,544	$ 32,412,258	$ 28,623,746

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Amount represents less than .01%.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended May 31, 2011

1. Organization.

Fidelity Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

2. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of May 31, 2011, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax Cost	$ 32,980,728,709

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 45,406
Capital loss carryforward	$ (464,715)
Net unrealized appreciation (depreciation)	$ (6,431)

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be May 31, 2012.

The tax character of distributions paid was as follows:

	May 31, 2011	May 31, 2010
Ordinary Income	$ 59,946,178	$ 53,098,079

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Annual Report

3. Operating Policies - continued

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase agreements whereby the Fund transfers securities to a counterparty who then agrees to transfer them back to the Fund at a future date and agreed upon price, reflecting a rate of interest below market rate. Securities sold under a reverse repurchase agreement, if any, are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund receives cash proceeds, which are invested in other securities, and agrees to repay the proceeds plus any accrued interest in return for the same securities transferred. The Fund continues to receive interest payments on the transferred securities during the term of the reverse repurchase agreement. During the period that a reverse repurchase agreement is outstanding, the Fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the security or in gaining access to the collateral. The average daily balance during the period for which reverse repurchase agreements were outstanding subject to interest amounted to $230,495,477. The weighted average interest rate was .05% on such amounts. At period end, there were no reverse repurchase agreements outstanding.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are presented under the caption "Interfund Loans" in the Fund's Schedule of Investments with accrued interest included in Other affiliated receivables on the Statement of Assets and Liabilities. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate
Lender	$ 12,102,301.43%

Annual Report

Notes to Financial Statements - continued

5. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $106,444.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3,910.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Revere Street Trust and the Shareholders of Fidelity Cash Central Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Cash Central Fund (a fund of Fidelity Revere Street Trust) at May 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Cash Central Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 12, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 198 funds advised by FMR or an affiliate. Mr. Curvey oversees 419 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

Trustees and Officers - continued

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

 Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related. Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (55)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is head of Institutional Investments for Fidelity Asset Management and Vice Chairman of Pyramis Global Advisors, LLC (2011-present), President of The North Carolina Capital Management Trust: Cash and Term Portfolios (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Robert P. Brown (47)

Year of Election or Appointment: 2010

Vice President of Fidelity's Money Market Funds and Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present). Mr. Brown also serves as President, Money Market Group of FMR (2010-present), Managing Director of Research, Director of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments.

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (50)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 34.31% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $22,625,081 of distributions paid during the period January 1, 2011 to May 31, 2011 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Fidelity® Municipal
Cash Central Fund

Annual Report

May 31, 2011

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

MCC-ANN-0711
1.743117.111

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2010 to May 31, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Expenses Paid During Period* December 1, 2010 to May 31, 2011
Actual	.0015%	$ 1,000.00	$ 1,001.20	$ .01
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.92	$ .01

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annual Report

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 5/31/11	% of fund's investments 11/30/10	% of fund's investments 5/31/10
0 - 30	100.0	100.0	100.0
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	5/31/11	11/30/10	5/31/10
Fidelity® Municipal Cash Central Fund	3 Days	3 Days	5 Days
All Tax-Free Money Market Funds Average*	24 Days	32 Days	23 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	5/31/11	11/30/10	5/31/10
Fidelity Municipal Cash Central Fund	3 Days	3 Days	n/a**

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of May 31, 2011	As of November 30, 2010
Variable Rate Demand Notes (VRDNs) 99.9%	Variable Rate Demand Notes (VRDNs) 100.0%
Commercial Paper (including CP Mode) 0.2%	Commercial Paper (including CP Mode) 0.4%
Net Other Assets*** (0.1)%	Net Other Assets*** (0.4)%

Annual Report

Investment Changes (Unaudited) - continued

Current and Historical Seven-Day Yields
	5/30/11	2/28/11	11/29/10	8/30/10	5/31/10
Fidelity Municipal Cash Central Fund	.16%	.25%	.32%	.32%	.30%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the fund.

* Source: iMoneyNet, Inc.

** Information not available

*** Net Other Assets are not included in the pie chart.

Annual Report

Investments May 31, 2011

Showing Percentage of Net Assets

Municipal Securities - 100.1%
	Principal Amount	Value
Alabama - 4.3%
Auburn Univ. Gen. Fee Rev. Participating VRDN Series WF 11 53 C, 0.19% 6/7/11 (Liquidity Facility Wells Fargo Bank NA) (c)(e)	$ 5,030,000	$ 5,030,000
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 1995 C, 0.15% 6/1/11, VRDN (c)	23,500,000	23,500,000
Mobile Downtown Redev. Auth. Gulf Opportunity Zone Series 2011 B, 0.16% 6/7/11, LOC Australia & New Zealand Banking Group Ltd., VRDN (c)	7,970,000	7,970,000
Mobile Indl. Dev. Board Exempt Facilities Rev. Series 1997, 0.22% 6/7/11 (Kimberly-Clark Corp. Guaranteed), VRDN (c)	3,000,000	3,000,000
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2009, 0.16% 6/1/11, VRDN (c)	13,000,000	13,000,000
Mobile Indl. Dev. Board Rev. (Alabama Pwr. Theodore Plant Proj.) Series A, 0.16% 6/1/11, VRDN (c)(d)	10,000,000	10,000,000
Walker County Econ. & Indl. Dev. Auth. Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Gorgas Proj.) Series 2007, 0.16% 6/1/11, VRDN (c)(d)	19,000,000	19,000,000
Washington County Indl. Dev. Auth. Idr (Sempra Energy Proj.) Series 2007, 0.17% 6/7/11, LOC UBS AG, VRDN (c)	9,165,000	9,165,000
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 0.16% 6/1/11, VRDN (c)(d)	95,900,000	95,900,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev.:
(Alabama Pwr. Co. Gaston Plant Proj.) Series 2008, 0.16% 6/1/11, VRDN (c)(d)	28,300,000	28,300,000
(Alabama Pwr. Co. Proj.) Series D, 0.13% 6/1/11, VRDN (c)	1,500,000	1,500,000
		216,365,000
Alaska - 0.1%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 0.2% 6/7/11 (ConocoPhillips Guaranteed), VRDN (c)	2,000,000	2,000,000
Series 1994 C, 0.35% 6/7/11 (ConocoPhillips Guaranteed), VRDN (c)	5,000,000	5,000,000
		7,000,000
Arizona - 0.4%
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 B, 0.14% 6/1/11, LOC JPMorgan Chase Bank, VRDN (c)(d)	8,110,000	8,110,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 0.24% 6/7/11, LOC Fannie Mae, VRDN (c)(d)	4,200,325	4,200,325
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.: - continued
(San Martin Apts. Proj.) Series A1, 0.19% 6/7/11, LOC Fannie Mae, VRDN (c)(d)	$ 1,300,000	$ 1,300,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series ROC II R 12311, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (c)(e)	1,900,000	1,900,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN Series Putters 3708Z, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(e)	4,055,000	4,055,000
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.28% 6/7/11, LOC Bank of America NA, VRDN (c)	1,000,000	1,000,000
		20,565,325
Arkansas - 0.1%
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 2004 A, 0.25% 6/7/11, LOC Fannie Mae, VRDN (c)	980,000	980,000
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) 0.21% 6/7/11, LOC Royal Bank of Scotland PLC, VRDN (c)(d)	5,000,000	5,000,000
		5,980,000
California - 9.9%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (On Lok Sr. Health Svcs. Proj.) Series 2008, 0.13% 6/7/11, LOC Wells Fargo Bank NA, VRDN (c)	11,885,000	11,885,000
Affordable Hsg. Agcy. Multi-family Hsg. Rev. (Westridge at Hilltop Apts.) Series 2003 A, 0.17% 6/7/11, LOC Fannie Mae, VRDN (c)	4,515,000	4,515,000
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series II R 11901, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (c)(e)	2,035,000	2,035,000
California Edl. Facilities Auth. Rev.:
(Stanford Univ. Proj.):
Series L, 0.13% 6/7/11, VRDN (c)	1,893,000	1,893,000
Series L6, 0.13% 6/7/11, VRDN (c)	5,215,000	5,215,000
(Univ. of San Francisco Proj.) Series 2000, 0.15% 6/7/11, LOC JPMorgan Chase Bank, VRDN (c)	4,750,000	4,750,000
Participating VRDN Series BBT 2014, 0.17% 6/7/11 (Liquidity Facility Branch Banking & Trust Co.) (c)(e)	1,940,000	1,940,000
California Gen. Oblig.:
Series 2004 A4, 0.11% 6/1/11, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (c)	43,200,000	43,200,000
Municipal Securities - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
Series 2004 A5, 0.12% 6/1/11, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (c)	$ 10,855,000	$ 10,855,000
Series 2005 B6, 0.15% 6/1/11, LOC KBC Bank NV, VRDN (c)	15,990,000	15,990,000
California Hsg. Fin. Agcy. Rev.:
(Home Mtg. Prog.):
Series 2003 H, 0.17% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(d)	10,370,000	10,370,000
Series 2003 M, 0.17% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(d)	5,195,000	5,195,000
Series 2006 C, 0.17% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(d)	82,365,000	82,365,000
Series 2007 H, 0.18% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(d)	4,400,000	4,400,000
Series 2007 K, 0.18% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(d)	25,000,000	25,000,000
Series 2008 D, 0.18% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(d)	3,900,000	3,900,000
Series 2008 F, 0.18% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(d)	21,745,000	21,745,000
(Multifamily Hsg. Prog.):
Series 2001 G, 0.16% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(d)	1,775,000	1,775,000
Series 2007 H, 0.18% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(d)	6,400,000	6,400,000
California Infrastructure & Econ. Dev. Bank Rev.:
(Pacific Gas and Elec. Co. Proj.) Series 2009 A, 0.14% 6/1/11, LOC Mizuho Corporate Bank Ltd., VRDN (c)	24,775,000	24,775,000
(The Contemporary Jewish Museum Proj.) Series 2006, 0.14% 6/1/11, LOC Bank of America NA, VRDN (c)	5,500,000	5,500,000
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 1997 B, 0.15% 6/1/11, LOC JPMorgan Chase Bank, VRDN (c)(d)	12,000,000	12,000,000
California Poll. Cont. Fing. Auth. Envir. Impt. Rev. (Air Products & Chemicals Proj.) Series 1997 B, 0.14% 6/1/11, VRDN (c)	8,750,000	8,750,000
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Series 2010, 0.17% 6/7/11 (Liquidity Facility Royal Bank of Canada), VRDN (c)	7,200,000	7,200,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.:
(Coventry Place Apts. Proj.) Series 2002 JJ, 0.21% 6/7/11, LOC Fannie Mae, VRDN (c)(d)	5,165,000	5,165,000
Municipal Securities - continued
	Principal Amount	Value
California - continued
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.: - continued
(Irvine Apt. Cmntys. LP Proj.):
Series 2001 W1, 0.14% 6/1/11, LOC Wells Fargo Bank NA, VRDN (c)(d)	$ 18,300,000	$ 18,300,000
Series 2001 W2, 0.14% 6/1/11, LOC Wells Fargo Bank NA, VRDN (c)(d)	31,538,000	31,538,000
Series 2001 W3, 0.14% 6/1/11, LOC Wells Fargo Bank NA, VRDN (c)(d)	18,000,000	18,000,000
(Northwest Gateway Apts. Proj.) Series 2004 C, 0.18% 6/7/11, LOC Fannie Mae, VRDN (c)(d)	7,045,000	7,045,000
(The Crossings at Elk Grove Apts.) Series H, 0.19% 6/7/11, LOC Citibank NA, VRDN (c)(d)	7,750,000	7,750,000
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. (Hollywood & Vine Apts. Proj.) Series A, 0.17% 6/7/11, LOC Fannie Mae, VRDN (c)(d)	10,000,000	10,000,000
Los Angeles Dept. Arpt. Rev. Participating VRDN Series Putters 3838, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(e)	2,200,000	2,200,000
Los Angeles Multi-family Hsg. Rev. (Colonia Corona Apts. Proj.) Series 2004 D, 0.19% 6/7/11, LOC Citibank NA, VRDN (c)(d)	2,700,000	2,700,000
Los Angeles Reg'l. Arpts. Impt. Rev. (Compagne Nationale Air France Int'l. Arpt. Proj.) Series 1991, 0.2% 6/7/11, LOC Societe Generale, VRDN (c)(d)	1,425,000	1,425,000
Menlo Park Cmnty. Dev. Agcy. Tax (Las Pulgas Cmnty. Dev. Proj.) Series 2006, 0.13% 6/1/11, LOC State Street Bank & Trust Co., Boston, VRDN (c)	23,900,000	23,900,000
Milpitas Multiple-family Rev. (Crossing at Montague Proj.) Series A, 0.18% 6/7/11, LOC Fannie Mae, VRDN (c)(d)	16,000,000	16,000,000
Sacramento Hsg. Auth. Multi-family (Phoenix Park II Apts. Proj.) 0.19% 6/7/11, LOC Citibank NA, VRDN (c)(d)	8,618,000	8,618,000
Sacramento Suburban Wtr. District Ctfs. of Prtn. Series 2009 A, 0.14% 6/7/11, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	1,800,000	1,800,000
San Francisco City & County Redev. Agcy. Multi-family Hsg. Rev. (Antonia Manor Apts. Proj.) Series 2000 E, 0.18% 6/7/11, LOC Citibank NA, VRDN (c)(d)	2,250,000	2,250,000
San Jose Multi-family Hsg. Rev. (Siena at Renaissance Square Proj.) Series 1996 A, 0.17% 6/7/11, LOC Key Bank NA, VRDN (c)(d)	6,000,000	6,000,000
San Pablo Redev. Agcy. 0.13% 6/1/11, LOC Union Bank of California, VRDN (c)	2,450,000	2,450,000
Municipal Securities - continued
	Principal Amount	Value
California - continued
Santa Cruz Redev. Agcy. Multi-family Rev. (Shaffer Road Apts. Proj.) Series A, 0.17% 6/7/11, LOC Fannie Mae, VRDN (c)(d)	$ 4,925,000	$ 4,925,000
Southern California Pub. Pwr. Auth. Rev. (Magnolia Pwr. Proj.) Series 2009-1, 0.16% 6/7/11, LOC KBC Bank NV, VRDN (c)	8,000,000	8,000,000
		499,719,000
Colorado - 1.1%
Colorado Edl. & Cultural Facilities Auth. Rev. (YMCA of the Rockies Proj.) 0.14% 6/1/11, LOC Bank of America NA, VRDN (c)	10,320,000	10,320,000
Colorado Hsg. & Fin. Auth.:
Series 2002 B3, 0.17% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)	3,900,000	3,900,000
Series 2002 C3, 0.18% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(d)	1,000,000	1,000,000
Colorado Hsg. Fin. Auth. Single Family Mtg. Rev. Series 2008 A3, 0.17% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(d)	7,750,000	7,750,000
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0036, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (c)(e)	12,500,000	12,500,000
Series ROC II R 11918, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (c)(e)	3,345,000	3,345,000
Denver City & County Arpt. Rev.:
Series 2008 C2, 0.21% 6/7/11, LOC Landesbank Baden-Wuert, VRDN (c)(d)	7,000,000	7,000,000
Series 2008 C3, 0.21% 6/7/11, LOC Landesbank Baden-Wuert, VRDN (c)(d)	11,200,000	11,200,000
		57,015,000
Connecticut - 1.8%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) 0.7% tender 6/6/11, CP mode	7,000,000	7,000,000
Connecticut Health & Edl. Facilities Auth. Rev.:
(Edgehill Proj.) Series 2000 C, 0.15% 6/1/11, LOC JPMorgan Chase Bank, VRDN (c)	10,000,000	10,000,000
(Masonicare Corp. Proj.) Series D, 0.14% 6/1/11, LOC Wells Fargo Bank NA, VRDN (c)	3,500,000	3,500,000
Participating VRDN:
Series BBT 08 32, 0.17% 6/7/11 (Liquidity Facility Branch Banking & Trust Co.) (c)(e)	9,500,000	9,500,000
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
Participating VRDN:
Series Putters 2862, 0.15% 6/1/11 (Liquidity Facility JPMorgan Chase Bank) (c)(e)	$ 7,735,000	$ 7,735,000
Connecticut Hsg. Fin. Auth.:
Series 2009 A1, 0.12% 6/1/11 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	23,910,000	23,910,000
Series 2009 A2, 0.12% 6/1/11 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	27,600,000	27,600,000
		89,245,000
Delaware - 1.5%
Delaware Econ. Dev. Auth. Indl. Dev. Rev. (Delaware Clean Pwr. Proj.) Series 1997 A, 0.14% 6/1/11, VRDN (c)(d)	70,000,000	70,000,000
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.49% 6/7/11, VRDN (c)	5,800,000	5,800,000
Series 1999 B, 0.68% 6/7/11, VRDN (c)(d)	1,100,000	1,100,000
		76,900,000
District Of Columbia - 1.5%
District of Columbia Rev.:
(George Washington Univ. Proj.) Series 1999 B, 0.19% 6/7/11, LOC Bank of America NA, VRDN (c)	12,350,000	12,350,000
(Medlantic/Helix Proj.) Series 1998 A Tranche I, 0.11% 6/1/11, LOC Wells Fargo Bank NA, VRDN (c)	39,775,000	39,775,000
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Participating VRDN:
Series DB 505, 0.19% 6/7/11 (Liquidity Facility Deutsche Bank AG) (c)(d)(e)	3,330,000	3,330,000
Series Putters 1691, 0.26% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(d)(e)	435,000	435,000
Series 2009 D2, 0.14% 6/1/11, LOC Bank of America NA, VRDN (c)	21,290,000	21,290,000
		77,180,000
Florida - 8.5%
Alachua County Health Facilities Auth. Continuing Care Retirement Cmnty. Rev. (Oak Hammock at The Univ. of Florida, Inc. Proj.):
Series 2007, 0.13% 6/1/11, LOC Bank of Scotland PLC, VRDN (c)	18,715,000	18,715,000
Series A, 0.13% 6/1/11, LOC Bank of Scotland PLC, VRDN (c)	12,865,000	12,865,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Brevard County Indl. Dev. Rev. (Pivotal Util. Hldgs., Inc. Proj.) Series 2005, 0.14% 6/1/11 (AGL Resources, Inc. Guaranteed), LOC Bank of Tokyo-Mitsubishi, VRDN (c)(d)	$ 20,000,000	$ 20,000,000
Broward County Edl. Facilities Auth. Rev. (Nova Southeastern Univ. Proj.) Series 2008 A, 0.14% 6/1/11, LOC Bank of America NA, VRDN (c)	14,910,000	14,910,000
Broward County Port Facilities Rev. (Port Everglades Proj.) Series 2008, 0.16% 6/7/11, LOC Bank of Nova Scotia New York Branch, VRDN (c)(d)	28,865,000	28,865,000
Coconut Creek Indl. Dev. Rev. (Elite Aluminum Corp. Proj.) Series 2002, 0.4% 6/7/11, LOC Bank of America NA, VRDN (c)(d)	2,360,000	2,360,000
Dade County Indl. Dev. Auth. Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) 0.14% 6/1/11, VRDN (c)	8,500,000	8,500,000
Davie Gen. Oblig. Rev. (United Jewish Cmnty. Proj.) 0.2% 6/7/11, LOC Bank of America NA, VRDN (b)(c)	9,455,000	9,455,000
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN Series WF11 60 C, 0.19% 6/7/11 (Liquidity Facility Wells Fargo Bank NA) (c)(e)	5,680,000	5,680,000
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Clascona Groves Apts. Proj.) Series A, 0.2% 6/7/11, LOC Citibank NA, VRDN (c)(d)	3,105,000	3,105,000
(Heather Glenn Apts. Proj.) Series 2003 H, 0.2% 6/7/11, LOC Fannie Mae, VRDN (c)(d)	6,660,000	6,660,000
(Pinnacle Pointe Apts. Proj.) Series 2003 N, 0.2% 6/7/11, LOC Citibank NA, VRDN (c)(d)	13,700,000	13,700,000
Florida Hsg. Fin. Corp. Rev.:
(Tuscany Lakes Apts. Proj.) Series 2002 K1, 0.23% 6/7/11, LOC Fannie Mae, VRDN (c)(d)	6,500,000	6,500,000
Participating VRDN Series Merlots 06 B17, 0.26% 6/7/11 (Liquidity Facility Wells Fargo Bank NA) (c)(d)(e)	4,130,000	4,130,000
Florida Muni. Pwr. Agcy. Rev. (All-Requirements Pwr. Supply Proj.) Series 2008 C, 0.14% 6/1/11, LOC Bank of America NA, VRDN (c)	41,300,000	41,300,000
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.):
Series 2001, 0.14% 6/1/11, LOC Wells Fargo Bank NA, VRDN (c)	3,355,000	3,355,000
Series 2004, 0.14% 6/1/11, LOC Bank of America NA, VRDN (c)	20,500,000	20,500,000
Jacksonville Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1995, 0.14% 6/1/11, VRDN (c)	49,500,000	49,500,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Lee Memorial Health Sys. Hosp. Rev.:
Series 2009 B, 0.12% 6/1/11, LOC Bank of America NA, VRDN (c)	$ 3,845,000	$ 3,845,000
Series 2009 C, 0.17% 6/7/11, LOC Northern Trust Co., VRDN (c)	1,950,000	1,950,000
Manatee County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1994, 0.14% 6/1/11, VRDN (c)	16,160,000	16,160,000
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 0.15% 6/1/11, VRDN (c)	73,600,000	73,600,000
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) Series 2004, 0.28% 6/7/11, LOC Bank of America NA, VRDN (c)(d)	4,100,000	4,100,000
Ocean Hwy. & Port Auth. Rev. Series 1990, 0.3% 6/7/11, LOC Wells Fargo Bank NA, VRDN (c)(d)	1,400,000	1,400,000
Orange County Hsg. Fin. Auth. Multi-family Rev.:
(Regal Pointe Apts. Proj.) Series 1997 A, 0.2% 6/7/11, LOC Freddie Mac, VRDN (c)(d)	755,000	755,000
(Wtr. View Club Proj.) Series 1997 D, 0.22% 6/7/11, LOC Fannie Mae, VRDN (c)(d)	2,045,000	2,045,000
Palm Beach County Rev. (Norton Gallery and School of Art, Inc. Proj.) Series 1995, 0.23% 6/7/11, LOC Northern Trust Co., VRDN (c)	3,000,000	3,000,000
Polk County School Board Ctfs. of Prtn. (Master Lease Prog.):
Series 2009 A, 0.14% 6/1/11, LOC Wells Fargo Bank NA, VRDN (c)	10,195,000	10,195,000
Series 2009 B, 0.14% 6/1/11, LOC Wells Fargo Bank NA, VRDN (c)	9,600,000	9,600,000
Putnam County Dev. Auth. Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1994, 0.14% 6/1/11, VRDN (c)	4,480,000	4,480,000
Saint Johns County Hsg. Fin. Auth. Multifamily Hsg. Rev. (Ponce Hbr. Apts. Proj.) Series 2001 A, 0.24% 6/7/11, LOC Fannie Mae, VRDN (c)(d)	5,785,000	5,785,000
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN Series BA 07 1025, 0.25% 6/7/11 (Liquidity Facility Bank of America NA) (c)(e)	6,575,000	6,575,000
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Saxon Trace Apts. Proj.) Series 2003, 0.24% 6/7/11, LOC Fannie Mae, VRDN (c)(d)	9,000,000	9,000,000
Winter Haven Util. Sys. Impt. & Rfdg. Rev. Participating VRDN Series Solar 06 54, 0.17% 6/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(e)	5,205,000	5,205,000
		427,795,000
Municipal Securities - continued
	Principal Amount	Value
Georgia - 2.2%
Athens-Clarke County Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assoc. Proj.):
Series 2003, 0.15% 6/1/11, LOC Bank of America NA, VRDN (c)	$ 5,685,000	$ 5,685,000
Series 2005 B, 0.15% 6/1/11, LOC Bank of America NA, VRDN (c)	11,185,000	11,185,000
Atlanta Tax Allocation (Westside Proj.) Series 2008, 0.18% 6/7/11, LOC Wells Fargo Bank NA, VRDN (c)	4,000,000	4,000,000
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev. (Carver Redev. Phase III Proj.) Series 2001, 0.21% 6/7/11, LOC Fannie Mae, VRDN (c)(d)	3,805,000	3,805,000
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) Second Series 1998, 0.18% 6/1/11, VRDN (c)(d)	12,000,000	12,000,000
Bulloch County Dev. Auth. Indl. Dev. Rev. (Gold Kist, Inc. Proj.) Series 1995, 0.35% 6/7/11, LOC Wells Fargo Bank NA, VRDN (c)(d)	2,700,000	2,700,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Eighth Series 1994, 0.22% 6/1/11, VRDN (c)	18,890,000	18,890,000
Fulton County Hosp. Auth. Rev. (Northside Hosp. Proj.) Series 2003 B, 0.14% 6/1/11, LOC Wells Fargo Bank NA, VRDN (c)	9,000,000	9,000,000
Heard County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Wansley Proj.) First Series 1997, 0.19% 6/1/11, VRDN (c)	23,200,000	23,200,000
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.18% 6/7/11 (Liquidity Facility Royal Bank of Canada), VRDN (c)	8,200,000	8,200,000
Private Colleges & Univs. Auth. Rev. (Mercer Univ. Proj.) 0.18% 6/7/11, LOC Branch Banking & Trust Co., VRDN (c)	8,365,000	8,365,000
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Azalea Park Apts. Proj.) Series 1996, 0.18% 6/7/11, LOC Fannie Mae, VRDN (c)	2,000,000	2,000,000
Savannah Econ. Dev. Auth. Rev. (Home Depot, Inc. Proj.) Series 1995 A, 1% 6/7/11, VRDN (c)(d)	1,100,000	1,100,000
		110,130,000
Hawaii - 0.1%
Hawaii Gen. Oblig. Participating VRDN Series ROC II R 11910, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (c)(e)	2,650,000	2,650,000
Idaho - 0.5%
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
Series 2001 A, 0.19% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(d)	2,800,000	2,800,000
Municipal Securities - continued
	Principal Amount	Value
Idaho - continued
Idaho Hsg. & Fin. Assoc. Single Family Mtg.: - continued
Series 2002 A, 0.19% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(d)	$ 8,035,000	$ 8,035,000
Series 2002 E, 0.19% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(d)	8,155,000	8,155,000
Series 2003 C, 0.19% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(d)	6,600,000	6,600,000
		25,590,000
Illinois - 3.6%
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) Series 1997, 0.22% 6/7/11, LOC Fannie Mae, VRDN (c)(d)	1,315,000	1,315,000
Chicago Board of Ed. Series 2010 A, 0.13% 6/1/11, LOC JPMorgan Chase Bank, VRDN (c)	2,725,000	2,725,000
Chicago Gen. Oblig. (Neighborhoods Alive 21 Prog.) Series 2002 B5, 0.11% 6/1/11, LOC Northern Trust Co., VRDN (c)	4,100,000	4,100,000
Chicago Midway Arpt. Rev. Series 1998 B, 0.14% 6/1/11, LOC JPMorgan Chase Bank, VRDN (c)(d)	46,000,000	46,000,000
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. (Lufthansa German Airlines Proj.) Series 2001, 0.22% 6/7/11, LOC Bayerische Landesbank Girozentrale, VRDN (c)(d)	3,900,000	3,900,000
Chicago Wastewtr. Transmission Rev.:
Series 2008 C1, 0.11% 6/1/11, LOC Harris NA, VRDN (c)	13,300,000	13,300,000
Series 2008 C3, 0.11% 6/1/11, LOC Northern Trust Co., VRDN (c)	52,900,000	52,900,000
Illinois Fin. Auth. Rev.:
(Illinois College Proj.) 0.19% 6/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	7,285,000	7,285,000
(Northwest Cmnty. Hosp. Proj.) Series 2008 C, 0.19% 6/7/11, LOC Wells Fargo Bank NA, VRDN (c)	8,920,000	8,920,000
(Provena Health Proj.) Series 2010 D, 0.18% 6/7/11, LOC Union Bank of California, VRDN (c)	11,165,000	11,165,000
(Saint Xavier Univ. Proj.) Series 2008, 0.2% 6/7/11, LOC Bank of America NA, VRDN (c)	3,745,000	3,745,000
Participating VRDN Series Putters 3302, 0.15% 6/1/11 (Liquidity Facility JPMorgan Chase Bank) (c)(e)	8,400,000	8,400,000
Illinois Fin. Auth. Solid Waste Rev. (Air Products & Chemicals, Inc. Proj.) Series 2005, 0.12% 6/1/11, VRDN (c)(d)	8,900,000	8,900,000
Metropolitan Pier & Exposition Participating VRDN Series MS 3215, 0.18% 6/7/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)	10,000,000	10,000,000
		182,655,000
Municipal Securities - continued
	Principal Amount	Value
Indiana - 3.2%
Eclipse Fdg. Trust Cus Rpt Various States Participating VRDN Series Solar 07 52, 0.13% 6/1/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(e)	$ 12,285,000	$ 12,285,000
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.):
Series 2009 A1, 0.22% 6/7/11, LOC Bank of America NA, VRDN (c)(d)	12,000,000	12,000,000
Series 2009 A2, 0.24% 6/7/11, LOC Bank of America NA, VRDN (c)(d)	3,300,000	3,300,000
Series 2009 A5, 0.14% 6/1/11, LOC Bank of America NA, VRDN (c)	7,500,000	7,500,000
Indiana Edl. Facilities Auth. Rev. (Hanover College Proj.) Series 2004 B, 0.19% 6/7/11, LOC JPMorgan Chase Bank, VRDN (c)	2,490,000	2,490,000
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 E, 0.16% 6/7/11, LOC Bank of America NA, VRDN (c)	9,150,000	9,150,000
Indiana Fin. Auth. Hosp. Rev. (Floyd Memorial Hosp. and Health Svcs. Proj.) Series 2008, 0.14% 6/1/11, LOC Branch Banking & Trust Co., VRDN (c)	25,645,000	25,645,000
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. (Howard Reg'l. Health Sys. Proj.):
Series 2005, 0.15% 6/1/11, LOC JPMorgan Chase Bank, VRDN (c)	5,400,000	5,400,000
Series A, 0.15% 6/1/11, LOC Comerica Bank, VRDN (c)	11,980,000	11,980,000
Indiana Health Facility Fing. Auth. Rev. (Fayette Memorial Hosp. Assoc. Proj.):
Series A, 0.13% 6/1/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	1,300,000	1,300,000
Series B, 0.13% 6/1/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	2,755,000	2,755,000
Indiana Hsg. & Cmnty. Dev. Auth.:
Series 2005 B3, 0.13% 6/1/11 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)(d)	32,000,000	32,000,000
Series 2005 C3, 0.14% 6/1/11 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)(d)	32,000,000	32,000,000
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) Series 2006, 0.2% 6/7/11, LOC Bank of America NA, VRDN (c)	3,600,000	3,600,000
		161,405,000
Iowa - 0.9%
Grinnell Hosp. Rev. (Grinnell Reg'l. Med. Ctr. Proj.) Series 2001, 0.13% 6/1/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	3,350,000	3,350,000
Municipal Securities - continued
	Principal Amount	Value
Iowa - continued
Iowa Fin. Auth. Series 2003 F, 0.21% 6/7/11 (Liquidity Facility Wells Fargo Bank NA), VRDN (c)(d)	$ 1,000,000	$ 1,000,000
Iowa Fin. Auth. Health Facilities Rev. (Iowa Health Sys. Proj.):
Series 2009 D, 0.12% 6/1/11, LOC Bank of America NA, VRDN (c)	15,185,000	15,185,000
Series 2009 E, 0.12% 6/1/11, LOC Bank of America NA, VRDN (c)	4,700,000	4,700,000
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.3% 6/7/11, VRDN (c)(d)	12,000,000	12,000,000
Iowa Higher Ed. Ln. Auth. Rev. (Saint Ambrose Univ. Proj.) 0.14% 6/1/11, LOC Northern Trust Co., VRDN (c)	8,500,000	8,500,000
		44,735,000
Kansas - 0.6%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series 2002, 0.28% 6/7/11, LOC Bank of America NA, VRDN (c)(d)	6,900,000	6,900,000
Univ. of Kansas Hosp. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2004, 0.13% 6/1/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	24,425,000	24,425,000
		31,325,000
Kentucky - 1.0%
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.) Series 2004 A, 0.21% 6/7/11, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(d)	10,000,000	10,000,000
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) Series 1999, 0.23% 6/7/11 (Kimberly-Clark Corp. Guaranteed), VRDN (c)(d)	3,000,000	3,000,000
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 0.23% 6/7/11 (Kimberly-Clark Corp. Guaranteed), VRDN (c)(d)	2,750,000	2,750,000
Series 1993 B, 0.23% 6/7/11 (Kimberly-Clark Corp. Guaranteed), VRDN (c)(d)	2,300,000	2,300,000
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 0.28% 6/7/11, LOC Wells Fargo Bank NA, VRDN (c)(d)	3,000,000	3,000,000
Municipal Securities - continued
	Principal Amount	Value
Kentucky - continued
Kentucky Hsg. Corp. Hsg. Rev. Participating VRDN Series Clipper 05 35, 0.3% 6/7/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(d)(e)	$ 835,000	$ 835,000
Louisville & Jefferson County Reg'l. Arpt. Auth. Spl. Facilities Rev. (UPS Worldwide Forwarding, Inc. Proj.) Series 1999 B, 0.14% 6/1/11 (United Parcel Svc. of America Guaranteed), VRDN (c)(d)	26,700,000	26,700,000
		48,585,000
Louisiana - 3.4%
Lake Charles Hbr. & Rev. District (Conoco, Inc. Proj.) Series 1999 B, 0.22% 6/7/11, VRDN (c)(d)	3,400,000	3,400,000
Lake Charles Hbr. & Term. District Dock & Wharf Rev. (Conoco, Inc. Proj.) Series 2000, 0.22% 6/7/11, VRDN (c)(d)	900,000	900,000
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series ROC II R 11888X, 0.19% 6/7/11 (Liquidity Facility Citibank NA) (c)(e)	5,975,000	5,975,000
Series Solar 06 150, 0.17% 6/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(e)	20,530,000	20,530,000
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2005 D, 0.11% 6/1/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	48,975,000	48,975,000
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.):
Series 2007 A, 0.12% 6/1/11, VRDN (c)	1,900,000	1,900,000
Series 2009 A, 0.23% 6/7/11, VRDN (c)	2,000,000	2,000,000
Series A, 0.12% 6/1/11, VRDN (c)	8,590,000	8,590,000
Saint Charles Parish Poll. Cont. Rev.:
(Shell Oil Co. Proj.) Series 1992 A, 0.15% 6/1/11, VRDN (c)(d)	28,000,000	28,000,000
(Shell Oil Co.-Norco Proj.):
Series 1991, 0.15% 6/1/11, VRDN (c)(d)	26,400,000	26,400,000
Series 1993, 0.15% 6/1/11, VRDN (c)(d)	22,000,000	22,000,000
		168,670,000
Maryland - 1.0%
Baltimore County Econ. Dev. Rev. (Blue Circle, Inc. Proj.) Series 1992, 0.2% 6/7/11, LOC BNP Paribas SA, VRDN (c)	7,900,000	7,900,000
Maryland Econ. Dev. Auth. Rev. (United States Pharmacopeial Convention, Inc. Proj.):
Series 2008 A, 0.14% 6/1/11, LOC Bank of America NA, VRDN (c)	6,785,000	6,785,000
Municipal Securities - continued
	Principal Amount	Value
Maryland - continued
Maryland Econ. Dev. Auth. Rev. (United States Pharmacopeial Convention, Inc. Proj.): - continued
Series 2008 B, 0.14% 6/1/11, LOC Bank of America NA, VRDN (c)	$ 14,035,000	$ 14,035,000
Maryland Health & Higher Edl. Facilities Auth. Rev. (Upper Chesapeake Hosp. Proj.) Series 2008 A, 0.15% 6/1/11, LOC Bank of America NA, VRDN (c)	20,230,000	20,230,000
Maryland Trans. Auth. Trans. Facility Projects Rev. Participating VRDN Series ROC II R 11437, 0.19% 6/7/11 (Liquidity Facility Citibank NA) (c)(e)	3,000,000	3,000,000
		51,950,000
Massachusetts - 1.7%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2008 A1, 0.16% 6/7/11 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	6,000,000	6,000,000
Massachusetts Gen. Oblig. (Central Artery Proj.) Series 2000 A, 0.15% 6/1/11 (Liquidity Facility Landesbank Baden-Wuert), VRDN (c)	53,200,000	53,200,000
Massachusetts Health & Edl. Facilities Auth. Rev. (Baystate Health Sys. Proj.) Series 2009 J2, 0.13% 6/1/11, LOC JPMorgan Chase Bank, VRDN (c)	21,400,000	21,400,000
Massachusetts State Dev. Fing. Agcy. Poll. Cont. Rev. Bonds (Massachusetts Elec. Co. Proj.) 0.9% tender 6/1/11, CP mode	5,900,000	5,900,000
		86,500,000
Michigan - 1.4%
Eastern Michigan Univ. Revs. Series 2009 A, 0.15% 6/1/11, LOC JPMorgan Chase Bank, VRDN (c)	21,200,000	21,200,000
Farmington Hills Hosp. Fin. Auth. Hosp. Rev. (Botsford Gen. Hosp. Proj.) Series 2008 A, 0.13% 6/1/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	895,000	895,000
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 C, 0.17% 6/7/11, LOC Bank of New York, New York, VRDN (c)	7,000,000	7,000,000
Michigan Higher Ed. Rev. (Univ. of Detroit Mercy Proj.) Series 2007, 0.13% 6/1/11, LOC JPMorgan Chase Bank, VRDN (c)	3,800,000	3,800,000
Michigan Hosp. Fin. Auth. Rev. Participating VRDN Series MS 3244, 0.19% 6/7/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)	12,455,000	12,455,000
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series 2007 B, 0.19% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(d)	11,000,000	11,000,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Ascension Health Cr. Group Proj.) Series 2007 V1, 0.12% 6/1/11, VRDN (c)	$ 2,830,000	$ 2,830,000
(Majestic Ind., Inc. Proj.) 0.33% 6/7/11, LOC Comerica Bank, VRDN (c)(d)	1,300,000	1,300,000
Wayne County Arpt. Auth. Rev. 0.18% 6/7/11, LOC PNC Bank NA, VRDN (c)(d)	12,000,000	12,000,000
		72,480,000
Minnesota - 1.2%
Dakota County Cmnty. Dev. Agcy. Multi-family Hsg. Rev.:
(Brentwood Hills Apts. Proj.) Series A, 0.17% 6/1/11, LOC Bank of America NA, VRDN (c)(d)	22,195,000	22,195,000
(Regatta Commons Proj.) Series A, 0.24% 6/7/11, LOC Bank of America NA, VRDN (c)(d)	25,155,000	25,155,000
Hennepin County Hsg. & Redev. Auth. Multi-family Rev. (Stone Arch Apts. Proj.) 0.25% 6/7/11, LOC Fannie Mae, VRDN (c)(d)	1,400,000	1,400,000
Plymouth Multifamily Hsg. Rev. (Hbr. Lane Apts. Proj.) Series 2003, 0.25% 6/7/11, LOC Fannie Mae, VRDN (c)(d)	1,750,000	1,750,000
Robbinsdale Gen. Oblig. (North Memorial Health Care Proj.):
Series 2008 A2, 0.13% 6/1/11, LOC Wells Fargo Bank NA, VRDN (c)	4,200,000	4,200,000
Series 2008 A3, 0.15% 6/7/11, LOC Wells Fargo Bank NA, VRDN (c)	2,090,000	2,090,000
Series 2008 A4, 0.12% 6/1/11, LOC Wells Fargo Bank NA, VRDN (c)	1,400,000	1,400,000
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Allina Health Sys. Proj.) Series 2009 C, 0.15% 6/7/11, LOC Wells Fargo Bank NA, VRDN (c)	3,000,000	3,000,000
St. Paul Port Auth. District Cooling Rev. Series 2009 12EE, 0.22% 6/7/11, LOC Deutsche Bank AG, VRDN (c)(d)	1,110,000	1,110,000
		62,300,000
Mississippi - 2.0%
Jackson County Indl. Sewage Facilities Rev. (Chevron U.S.A, Inc. Proj.) Series 1994, 0.2% 6/1/11, VRDN (c)(d)	18,100,000	18,100,000
Mississippi Bus. Fin. Corp.:
(Chevron USA, Inc. Proj.) Series 2007 C, 0.11% 6/1/11 (Chevron Corp. Guaranteed), VRDN (c)	30,200,000	30,200,000
Municipal Securities - continued
	Principal Amount	Value
Mississippi - continued
Mississippi Bus. Fin. Corp.: - continued
(Chevron USA, Inc. Proj.) Series 2007 A, 0.11% 6/1/11 (Chevron Corp. Guaranteed), VRDN (c)	$ 51,400,000	$ 51,400,000
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 0.22% 6/7/11, LOC Bank of America NA, VRDN (c)(d)	1,000,000	1,000,000
		100,700,000
Missouri - 1.0%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. (Metrolink Cross County Extension Proj.) Series 2010 A, 0.19% 6/7/11, LOC JPMorgan Chase Bank, VRDN (c)	9,400,000	9,400,000
Kansas City Indl. Dev. Auth. (Ewing Marion Kauffman Foundation Prog.) 0.14% 6/1/11, VRDN (c)	5,860,000	5,860,000
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. (Saint Louis Univ. Proj.):
Series 2008 A1, 0.12% 6/1/11, LOC Wells Fargo Bank NA, VRDN (c)	6,765,000	6,765,000
Series 2008 A2, 0.12% 6/1/11, LOC Wells Fargo Bank NA, VRDN (c)	3,300,000	3,300,000
Missouri Health & Edl. Facilities Auth. Health Facilities Rev.:
(Bethesda Health Group, Inc. Proj.) Series 2009, 0.13% 6/1/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	19,760,000	19,760,000
(Cox Health Sys. Proj.) Series 2008 C, 0.19% 6/7/11, LOC Bank of America NA, VRDN (c)	2,000,000	2,000,000
Missouri Higher Ed. Ln. Auth. Student Ln. Rev. Series 2008 A2, 0.21% 6/7/11, LOC Bank of America NA, VRDN (c)(d)	2,200,000	2,200,000
		49,285,000
Montana - 0.2%
Helena Higher Ed. Rev. (Carroll College Campus Hsg. Proj.) 0.13% 6/1/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	2,800,000	2,800,000
Montana Board Invt. Resource Recovery Rev. (Colstrip Proj.) Series 1989, 0.21% 6/7/11, LOC Union Bank of California, VRDN (c)(d)	5,700,000	5,700,000
		8,500,000
Nebraska - 0.4%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.18% 6/7/11 (Liquidity Facility Royal Bank of Canada), VRDN (c)	7,300,000	7,300,000
Douglas County Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.23% 6/7/11, LOC Bank of America NA, VRDN (c)(d)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value
Nebraska - continued
Nebraska Edl. Fin. Auth. Rev. (Creighton Univ. Proj.) Series 2008, 0.11% 6/1/11, LOC JPMorgan Chase Bank, VRDN (c)	$ 90,000	$ 90,000
Omaha Spl. Oblig. Participating VRDN Series DB 713, 0.17% 6/7/11 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(e)	4,030,000	4,030,000
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.22% 6/7/11, VRDN (c)(d)	2,200,000	2,200,000
Washington County Indl. Dev. Rev. (Cargill Dow Polymers LLC Proj.) Series 2000, 0.17% 6/7/11 (Cargill, Inc. Guaranteed) (Dow Chemical Co. Guaranteed), LOC Wells Fargo Bank NA, VRDN (c)(d)	4,600,000	4,600,000
		19,220,000
Nevada - 1.5%
Clark County Arpt. Rev.:
Series 2008 C1, 0.2% 6/7/11, LOC JPMorgan Chase Bank, VRDN (c)(d)	21,150,000	21,150,000
Series 2008 C3, 0.25% 6/7/11, LOC Landesbank Baden-Wuert, VRDN (c)(d)	6,800,000	6,800,000
Series 2008 D 2A, 0.17% 6/7/11, LOC Citibank NA, VRDN (c)	1,900,000	1,900,000
Series 2008 D 2B, 0.18% 6/7/11, LOC Royal Bank of Canada, VRDN (c)	1,900,000	1,900,000
Series 2008 D1, 0.17% 6/7/11, LOC Citibank NA, VRDN (c)	12,000,000	12,000,000
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) Series 2003 A, 0.3% 6/7/11, LOC Bank of America NA, VRDN (c)(d)	4,900,000	4,900,000
Truckee Meadows Wtr. Auth. Wtr. Rev. Participating VRDN Series SGA 01 137, 0.18% 6/1/11 (Liquidity Facility Societe Generale) (c)(e)	24,755,000	24,755,000
		73,405,000
New Hampshire - 0.3%
Manchester Arpt. Rev. Series 2008, 0.27% 6/7/11, LOC RBS Citizens NA, VRDN (c)(d)	7,500,000	7,500,000
New Hampshire Bus. Fin. Auth. Resource Recovery Rev. (Wheelabrator Concord Co. LP Proj.) Series 1997 B, 0.6% 6/7/11, LOC Wells Fargo Bank NA, VRDN (c)(d)	4,925,000	4,925,000
		12,425,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - 0.5%
New Jersey Gen. Oblig. Participating VRDN:
Series Putters 3808, 0.15% 6/1/11 (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	$ 11,000,000	$ 11,000,000
Series Putters 3889, 0.15% 6/1/11 (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	2,000,000	2,000,000
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. (Single Family Hsg. Proj.):
Series 2004 I, 0.14% 6/7/11 (Liquidity Facility BNP Paribas SA), VRDN (c)(d)	4,185,000	4,185,000
Series 2007 V, 0.17% 6/7/11 (Liquidity Facility BNP Paribas SA), VRDN (c)(d)	4,500,000	4,500,000
Series 2008 Y, 0.14% 6/7/11 (Liquidity Facility BNP Paribas SA), VRDN (c)(d)	3,000,000	3,000,000
		24,685,000
New Mexico - 0.4%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.18% 6/7/11 (Liquidity Facility Royal Bank of Canada), VRDN (c)	18,900,000	18,900,000
New York - 7.3%
New York City Gen. Oblig.:
Series 1993 A4, 0.17% 6/1/11, LOC Landesbank Baden-Wuert, VRDN (c)	2,400,000	2,400,000
Series 2003 C5, 0.14% 6/7/11, LOC Bank of New York, New York, VRDN (c)	5,000,000	5,000,000
Series 2006 I5, 0.14% 6/1/11, LOC California Pub. Employees Retirement Sys., VRDN (c)	8,100,000	8,100,000
Series 2008 J8, 0.16% 6/1/11, LOC Landesbank Baden-Wuert, VRDN (c)	63,260,000	63,260,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(Brookhaven Apts. Proj.) Series A, 0.19% 6/7/11, LOC Citibank NA, VRDN (c)(d)	3,300,000	3,300,000
(Spring Creek Hsg. Proj.) Series 2006 A, 0.19% 6/7/11, LOC Freddie Mac, VRDN (c)(d)	3,000,000	3,000,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(Brittany Dev. Proj.) Series A, 0.19% 6/7/11, LOC Fannie Mae, VRDN (c)(d)	8,000,000	8,000,000
(Rivereast Apts. Proj.) Series A, 0.17% 6/7/11, LOC Freddie Mac, VRDN (c)(d)	45,850,000	45,850,000
(West 43rd Street Proj.) Series 1999 A, 0.2% 6/7/11, LOC Fannie Mae, VRDN (c)(d)	5,000,000	5,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN Series Putters 3231Z, 0.15% 6/1/11 (Liquidity Facility JPMorgan Chase Bank) (c)(e)	$ 7,175,000	$ 7,175,000
Series 2003 F2, 0.15% 6/1/11 (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (c)	3,800,000	3,800,000
Series 2008 B1, 0.16% 6/7/11 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	7,250,000	7,250,000
Series 2011 DD-3B, 0.11% 6/1/11 (Liquidity Facility California Teachers Retirement Sys.), VRDN (c)	1,900,000	1,900,000
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series Putters 3545, 0.15% 6/1/11 (Liquidity Facility JPMorgan Chase Bank) (c)(e)	5,860,000	5,860,000
Series ROC II R 11902, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (c)(e)	3,800,000	3,800,000
Series ROC II R 11903, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (c)(e)	3,200,000	3,200,000
Series 2001 B, 0.14% 6/1/11 (Liquidity Facility Landesbank Baden-Wuert), VRDN (c)	34,100,000	34,100,000
New York Dorm. Auth. Revs.:
(Pratt Institute Proj.) Series 2009 A, 0.16% 6/7/11, LOC TD Banknorth, NA, VRDN (c)	9,600,000	9,600,000
Participating VRDN:
Series EGL 07 0002, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (c)(e)	12,000,000	12,000,000
Series EGL 07 0066, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (c)(e)	15,000,000	15,000,000
Series ROC II R 11535, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (c)(e)	1,140,000	1,140,000
New York Hsg. Fin. Agcy. Personal Income Tax Rev. Participating VRDN Series ROC II R 11140, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (c)(e)	9,575,000	9,575,000
New York Hsg. Fin. Agcy. Rev.:
(1500 Lexington Avenue Proj.) Series 2004 A, 0.16% 6/7/11, LOC Fannie Mae, VRDN (c)(d)	2,000,000	2,000,000
(350 West 43rd Street Hsg. Proj.) Series 2002 A, 0.27% 6/7/11, LOC Landesbank Hessen-Thuringen, VRDN (c)(d)	5,000,000	5,000,000
(42nd & 10 Hsg. Proj.) Series 2010 A, 0.17% 6/7/11, LOC Landesbank Baden-Wuert, VRDN (c)	24,500,000	24,500,000
(750 Sixth Avenue Hsg. Proj.) Series 1999 A, 0.17% 6/7/11, LOC Fannie Mae, VRDN (c)(d)	5,800,000	5,800,000
(Chelsea Apts. Proj.) Series A, 0.16% 6/7/11, LOC Fannie Mae, VRDN (c)(d)	11,170,000	11,170,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(Parkledge Apts. Hsg. Proj.) Series A, 0.22% 6/7/11, LOC Freddie Mac, VRDN (c)(d)	$ 8,700,000	$ 8,700,000
(West 33rd Street Hsg. Proj.) Series A, 0.19% 6/7/11, LOC Fannie Mae, VRDN (c)(d)	8,700,000	8,700,000
(West 37th St. Hsg. Proj.) Series 2009 A, 0.19% 6/7/11, LOC Wells Fargo Bank NA, VRDN (c)	3,500,000	3,500,000
New York Metropolitan Trans. Auth. Rev.:
Series 2005 D2, 0.14% 6/1/11, LOC Landesbank Hessen-Thuringen, VRDN (c)	15,710,000	15,710,000
Series 2005 E1, 0.18% 6/7/11, LOC BNP Paribas New York Branch, VRDN (c)	25,150,000	25,150,000
		368,540,000
North Carolina - 1.6%
Charlotte Wtr. & Swr. Sys. Rev. Series 2006 B, 0.18% 6/7/11 (Liquidity Facility Wells Fargo Bank NA), VRDN (c)	5,165,000	5,165,000
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. 0.14% 6/1/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	10,570,000	10,570,000
Gaston County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Duke Energy Corp. Proj.) Series 1999, 0.25% 6/1/11, VRDN (c)(d)	4,000,000	4,000,000
New Hanover County Hosp. Rev. (New Hanover Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.3% 6/7/11, LOC RBC Centura Bank, Rocky Mount, VRDN (c)	4,840,000	4,840,000
North Carolina Cap. Facilities Fin. Agcy. Rev.:
(Goodwill Cmnty. Proj.) Series 2002, 0.2% 6/7/11, LOC Bank of America NA, VRDN (c)	900,000	900,000
Participating VRDN:
Series EGL 7050060, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (c)(e)	23,150,000	23,150,000
Series Putters 3248, 0.15% 6/1/11 (Liquidity Facility JPMorgan Chase Bank) (c)(e)	3,550,000	3,550,000
Series Putters 3333, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(e)	1,500,000	1,500,000
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Deerfield Episcopal Retirement Cmnty. Proj.) Series 2008 B, 0.21% 6/7/11, LOC Branch Banking & Trust Co., VRDN (c)	300,000	300,000
(WakeMed Proj.) Series 2009 B, 0.18% 6/7/11, LOC Wells Fargo Bank NA, VRDN (c)	5,900,000	5,900,000
Municipal Securities - continued
	Principal Amount	Value
North Carolina - continued
North Carolina Med. Care Commission Hosp. Rev. (Iredell Memorial Hosp. Proj.) Series 2007, 0.14% 6/1/11, LOC Wells Fargo Bank NA, VRDN (c)	$ 3,145,000	$ 3,145,000
North Carolina State Ed. Assistance Auth. Student Ln. Rev. Series 2008 3A2, 0.2% 6/7/11, LOC Bank of America NA, VRDN (c)(d)	6,200,000	6,200,000
Piedmont Triad Arpt. Auth. Series 2008 B, 0.18% 6/7/11, LOC Branch Banking & Trust Co., VRDN (c)(d)	3,600,000	3,600,000
Rockingham County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Pine Brick Co., Inc. Proj.) Series 2000, 0.29% 6/7/11, LOC Branch Banking & Trust Co., VRDN (c)(d)	2,650,000	2,650,000
Sampson County Indl. Facilities & Poll. Cont. Fing. Auth. Envir. Facilities Rev. (Sampson County Disp., Inc. Proj.) 0.35% 6/7/11, LOC Wells Fargo Bank NA, VRDN (c)(d)	2,500,000	2,500,000
Wake County Gen. Oblig. Series 2003 C, 0.15% 6/7/11 (Liquidity Facility Wells Fargo Bank NA), VRDN (c)	3,000,000	3,000,000
		80,970,000
Ohio - 1.4%
Alliance Hosp. Rev. (Alliance Obligated Group Proj.) Series 2003, 0.15% 6/1/11, LOC JPMorgan Chase Bank, VRDN (c)	1,605,000	1,605,000
Cleveland-Cuyahoga County Port Auth. Edl. Facility Rev. (Laurel School Proj.) Series 2008, 0.15% 6/1/11, LOC JPMorgan Chase Bank, VRDN (c)	8,700,000	8,700,000
Columbus Gen. Oblig.:
Series 1995 1, 0.15% 6/7/11 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	1,735,000	1,735,000
Series 1996 1, 0.15% 6/7/11 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	1,060,000	1,060,000
Ohio Air Quality Dev. Auth. Rev.:
(Cincinnati Gas & Elec. Co. Proj.) Series A, 0.48% 6/7/11, VRDN (c)	5,000,000	5,000,000
(Dayton Pwr. & Lt. Co. Proj.) Series 2008 A, 0.19% 6/7/11, LOC JPMorgan Chase Bank, VRDN (c)(d)	4,700,000	4,700,000
Ohio Higher Edl. Facility Commission Rev. Series 2008 B2, 0.13% 6/1/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	4,350,000	4,350,000
Ohio Hosp. Facilities Rev. Participating VRDN:
Series Putters 3551, 0.15% 6/1/11 (Liquidity Facility JPMorgan Chase Bank) (c)(e)	10,715,000	10,715,000
Series Putters 3552, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(e)	5,940,000	5,940,000
Series Putters 3558, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(e)	1,200,000	1,200,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Hsg. Fin. Agcy. Mtg. Rev. (Mtg.-Backed Securities Prog.):
Series 2007 E, 0.2% 6/7/11 (Liquidity Facility KBC Bank NV), VRDN (c)(d)	$ 9,400,000	$ 9,400,000
Series B, 0.17% 6/7/11 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(d)	1,000,000	1,000,000
Series F, 0.17% 6/7/11 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(d)	2,000,000	2,000,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2006 I, 0.18% 6/7/11 (Liquidity Facility Citibank NA), VRDN (c)(d)	1,500,000	1,500,000
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (First Energy Nuclear Generation Corp. Proj.) Series 2006 B, 0.14% 6/1/11, LOC Wells Fargo Bank NA, VRDN (c)	7,950,000	7,950,000
Twinsburg Indl. Dev. Rev. (United Stationers Supply Co. Proj.) 0.14% 6/1/11, LOC PNC Bank NA, VRDN (c)(d)	1,000,000	1,000,000
		67,855,000
Oklahoma - 0.4%
Oklahoma Dev. Fin. Auth. (Duncan Reg'l. Hosp. Proj.) Series 2008, 0.15% 6/1/11, LOC Bank of America NA, VRDN (c)	3,000,000	3,000,000
Oklahoma Dev. Fin. Auth. Rev. (ConocoPhillips Co. Proj.) 0.22% 6/7/11, VRDN (c)(d)	9,300,000	9,300,000
Oklahoma Student Ln. Auth. Rev. Series 2008 A1, 0.21% 6/7/11, LOC Bank of America NA, VRDN (c)(d)	6,250,000	6,250,000
		18,550,000
Oregon - 3.6%
Clackamas County Hosp. Facility Auth. (Legacy Health Sys. Proj.) Series 2008 A, 0.15% 6/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	8,300,000	8,300,000
Medford Hosp. Facilities Auth. Rev. (Rogue Valley Manor Proj.) Series 2009, 0.12% 6/1/11, LOC Wells Fargo Bank NA, VRDN (c)	5,500,000	5,500,000
Multnomah County Hosp. Facilities Auth. Rev. (Mirabella at South Waterfront Proj.) Series 2008 A, 0.17% 6/1/11, LOC Bank of Scotland PLC, VRDN (c)	145,780,000	145,780,000
Oregon Econ. Dev. Rev. (Cascade Steel Co. Proj.) Series 176, 0.3% 6/7/11, LOC Wells Fargo Bank NA, VRDN (c)(d)	1,400,000	1,400,000
Oregon Gen. Oblig. Participating VRDN Series WF11 57 C, 0.24% 6/7/11 (Liquidity Facility Wells Fargo Bank NA) (c)(e)	5,930,000	5,930,000
Oregon Health and Science Univ. Spl. Rev.:
Series 2009 B1, 0.16% 6/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	1,890,000	1,890,000
Municipal Securities - continued
	Principal Amount	Value
Oregon - continued
Oregon Health and Science Univ. Spl. Rev.: - continued
Series 2009 B2, 0.16% 6/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	$ 6,755,000	$ 6,755,000
Port of Portland Arpt. Rev. Series Eighteen A, 0.18% 6/7/11, LOC Lloyds TSB Bank PLC, VRDN (c)(d)	4,000,000	4,000,000
Portland Hsg. Auth. Rev. (New Columbia - Cecelia Proj.) Series 2004, 0.22% 6/7/11, LOC Bank of America NA, VRDN (c)(d)	1,460,000	1,460,000
		181,015,000
Pennsylvania - 2.7%
Allegheny County Hosp. Dev. Auth. Rev. (Jefferson Reg'l. Med. Ctr.) Series 2010 A, 0.18% 6/7/11, LOC PNC Bank NA, VRDN (c)	8,750,000	8,750,000
Allegheny County Indl. Dev. Auth. Health & Hsg. Facilities Rev. (Longwood at Oakmont, Inc. Proj.) Series 2008 B, 0.18% 6/1/11, LOC Citizens Bank of Pennsylvania, VRDN (c)	26,495,000	26,495,000
Allegheny County Indl. Dev. Auth. Rev. (Union Elec. Steel Co. Proj.) Series 1996 A, 0.22% 6/7/11, LOC PNC Bank NA, VRDN (c)(d)	1,000,000	1,000,000
Beaver County Indl. Dev. Auth. Poll. Cont. Rev.:
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2006 A, 0.13% 6/1/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	15,600,000	15,600,000
(Pennsylvania Elec. Co. Proj.) Series 2005 B, 0.12% 6/1/11, LOC UBS AG, VRDN (c)	1,630,000	1,630,000
Chester County Indl. Dev. Auth. Student Hsg. Rev. (Univ. Student Hsg., LLC Proj. at West Chester Univ.) Series 2003, 0.17% 6/7/11, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (c)	11,835,000	11,835,000
Chester County Intermediate Unit Rev. Series 2003, 0.18% 6/7/11, LOC PNC Bank NA, VRDN (c)	1,500,000	1,500,000
Clarion County Indl. Dev. Auth. Energy Dev. Rev. (Piney Creek Proj.) Series 1990, 0.19% 6/7/11, LOC Landesbank Hessen-Thuringen, VRDN (c)(d)	820,000	820,000
Delaware County Auth. Rev. (White Horse Village Proj.):
Series 2006 B, 0.19% 6/1/11, LOC Citizens Bank of Pennsylvania, VRDN (c)	3,100,000	3,100,000
Series 2008, 0.19% 6/1/11, LOC Citizens Bank of Pennsylvania, VRDN (c)	1,190,000	1,190,000
Delaware County Indl. Dev. Auth. Rev. (Resource Recovery Facility Proj.) Series 1997 G, 0.18% 6/7/11, VRDN (c)	1,395,000	1,395,000
Harveys Lake Gen. Muni. Auth. (Misericordia Univ. Proj.) 0.18% 6/7/11, LOC PNC Bank NA, VRDN (c)	8,755,000	8,755,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Brookside Manor Apts. Proj.) Series 2001 A, 0.18% 6/7/11, LOC Fannie Mae, VRDN (c)	$ 4,930,000	$ 4,930,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
Series 1997 B2, 0.32% 6/7/11, LOC PNC Bank NA, VRDN (c)(d)	300,000	300,000
Series 2004 D3, 0.32% 6/7/11, LOC PNC Bank NA, VRDN (c)(d)	400,000	400,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Holy Family Univ. Proj.) Series 2008, 0.19% 6/7/11, LOC TD Banknorth, NA, VRDN (c)	2,055,000	2,055,000
(Indiana Univ. of Pennsylvania Student Hsg. Proj.) Series 2008, 0.16% 6/7/11, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (c)	8,520,000	8,520,000
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Participating VRDN:
Series Merlots 07 C50, 0.26% 6/7/11 (Liquidity Facility Wells Fargo Bank NA) (c)(d)(e)	2,675,000	2,675,000
Series Putters 3297, 0.29% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(d)(e)	2,145,000	2,145,000
Series 2004 83C, 0.17% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(d)	6,105,000	6,105,000
Series 2004 85C, 0.17% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(d)	6,500,000	6,500,000
Series 2006 92B, 0.19% 6/7/11 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)(d)	2,000,000	2,000,000
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Fifth Series A2, 0.17% 6/7/11, LOC Bank of Nova Scotia New York Branch, LOC JPMorgan Chase Bank, VRDN (c)	5,875,000	5,875,000
Scranton-Lackawanna Health & Welfare Auth. Rev. (Cmnty. Med. Ctr. Proj.) Series 2002, 0.18% 6/7/11, LOC PNC Bank NA, VRDN (c)	13,860,000	13,860,000
		137,435,000
Rhode Island - 0.4%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. (Bryant Univ. Proj.) Series 2008, 0.17% 6/7/11, LOC TD Banknorth, NA, VRDN (c)	1,200,000	1,200,000
Municipal Securities - continued
	Principal Amount	Value
Rhode Island - continued
Rhode Island Student Ln. Auth. Student Ln. Rev.:
Series 2008 B1, 0.17% 6/7/11, LOC State Street Bank & Trust Co., Boston, VRDN (c)(d)	$ 10,000,000	$ 10,000,000
Series 2008 B3, 0.17% 6/7/11, LOC State Street Bank & Trust Co., Boston, VRDN (c)(d)	7,000,000	7,000,000
		18,200,000
South Carolina - 1.1%
Darlington County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2003 A, 0.35% 6/7/11, VRDN (c)(d)	4,000,000	4,000,000
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 B, 0.25% 6/1/11, VRDN (c)(d)	9,000,000	9,000,000
Piedmont Muni. Pwr. Agcy. Elec. Rev. Series 2011B, 0.13% 6/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	3,700,000	3,700,000
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D, 0.16% 6/7/11, LOC Citibank NA, VRDN (c)	900,000	900,000
South Carolina Jobs-Econ. Dev. Auth. Indl. Rev.:
(South Carolina Elec. & Gas Co. Proj.) Series 2008, 0.26% 6/7/11, LOC Branch Banking & Trust Co., VRDN (c)(d)	7,000,000	7,000,000
(South Carolina Generating Co., Inc. Proj.) Series 2008, 0.26% 6/7/11, LOC Branch Banking & Trust Co., VRDN (c)(d)	6,000,000	6,000,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series Solar 07 70, 0.17% 6/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(e)	20,440,000	20,440,000
South Carolina Trans. Infrastructure Bank Rev. Series 2003 B3, 0.17% 6/7/11, LOC Wells Fargo Bank NA, VRDN (c)	2,000,000	2,000,000
		53,040,000
Tennessee - 7.2%
Blount County Pub. Bldg. Auth. (Local Govt. Pub. Impt. Proj.) Series 2009 E8A, 0.21% 6/7/11, LOC Branch Banking & Trust Co., VRDN (c)	1,445,000	1,445,000
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 2001, 0.15% 6/1/11, LOC Bank of America NA, VRDN (c)	23,280,000	23,280,000
Series 2003, 0.15% 6/1/11, LOC Bank of America NA, VRDN (c)	32,740,000	32,740,000
Series 2004, 0.15% 6/1/11, LOC Bank of America NA, VRDN (c)	16,740,000	16,740,000
Series 2005, 0.15% 6/1/11, LOC Bank of America NA, VRDN (c)	35,665,000	35,665,000
Municipal Securities - continued
	Principal Amount	Value
Tennessee - continued
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.): - continued
Series 2008, 0.15% 6/1/11, LOC Bank of America NA, VRDN (c)	$ 154,530,000	$ 154,530,000
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.):
Series 2008 A, 0.17% 6/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	6,300,000	6,300,000
Series 2008 B, 0.17% 6/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	10,500,000	10,500,000
Loudon Indl. Dev. Board Solid Waste Disp. Rev. (Tate & Lyle Ingredients Americas, Inc. Proj.) Series 2006, 0.23% 6/7/11, LOC Rabobank Nederland, VRDN (c)(d)	2,000,000	2,000,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 1999, 0.24% 6/7/11, LOC Bank of America NA, VRDN (c)	1,410,000	1,410,000
Series 2002, 0.15% 6/1/11, LOC Bank of America NA, VRDN (c)	33,300,000	33,300,000
Series 2004, 0.15% 6/1/11, LOC Bank of America NA, VRDN (c)	30,990,000	30,990,000
Series 2006, 0.15% 6/1/11, LOC Bank of America NA, VRDN (c)	11,775,000	11,775,000
		360,675,000
Texas - 9.3%
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Participating VRDN Series WF 10 53C, 0.19% 6/7/11 (Liquidity Facility Wells Fargo Bank NA) (c)(e)	5,555,000	5,555,000
Brazos River Auth. Poll. Cont. Rev.:
(Texas Utils. Elec. Co. Proj.) Series 2001 D2, 0.14% 6/1/11, LOC Citibank NA, VRDN (c)(d)	62,000,000	62,000,000
(Texas Utils. Energy Co. Proj.) Series 2002 A, 0.14% 6/1/11, LOC Citibank NA, VRDN (c)(d)	27,100,000	27,100,000
Brazos River Hbr. Navigation District of Brazoria County Envir. Facilities Rev. (Merey Sweeny LP Proj.):
Series 2000 A, 0.15% 6/1/11, LOC JPMorgan Chase Bank, VRDN (c)(d)	12,300,000	12,300,000
Series 2002 A:
0.15% 6/1/11, LOC Bank of America NA, VRDN (c)(d)	10,200,000	10,200,000
0.15% 6/1/11, LOC JPMorgan Chase Bank, VRDN (c)(d)	12,500,000	12,500,000
Brownsville Util. Sys. Rev. Participating VRDN Series Solar 06 68, 0.18% 6/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(e)	6,445,000	6,445,000
Municipal Securities - continued
	Principal Amount	Value
Texas - continued
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Texas Proj.) Series 2007 A, 0.22% 6/7/11, LOC PNC Bank NA, VRDN (c)(d)	$ 2,700,000	$ 2,700,000
Converse Hsg. Fin. Corp. Multi-family Hsg. Rev. (Town Square Apts. Proj.) 0.2% 6/7/11, LOC Citibank NA, VRDN (c)(d)	13,865,000	13,865,000
Cypress-Fairbanks Independent School District Participating VRDN Series 86TP, 0.17% 6/7/11 (Liquidity Facility Wells Fargo & Co.) (c)(e)	6,620,000	6,620,000
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series ROC II R 12317, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (c)(e)	6,400,000	6,400,000
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN Series Putters 3820, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(e)	3,105,000	3,105,000
Frisco Independent School District Participating VRDN Series WF 11 1C, 0.19% 6/7/11 (Liquidity Facility Wells Fargo Bank NA) (c)(e)	6,920,000	6,920,000
Greater East Texas Higher Ed. Auth. Student Ln. Rev.:
Series 1993 B, 0.19% 6/7/11, LOC State Street Bank & Trust Co., Boston, VRDN (c)(d)	18,000,000	18,000,000
Series 1995 B, 0.19% 6/7/11, LOC State Street Bank & Trust Co., Boston, VRDN (c)(d)	8,000,000	8,000,000
Greater Texas Student Ln. Corp. Student Ln. Rev. Series 1998 A, 0.19% 6/7/11, LOC State Street Bank & Trust Co., Boston, VRDN (a)(c)(d)	10,250,000	10,250,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (YMCA of the Greater Houston Area Proj.) Series 2008 A, 0.13% 6/1/11, LOC JPMorgan Chase Bank, VRDN (c)	5,900,000	5,900,000
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Baylor College of Medicine Proj.) Series 2008 C, 0.19% 6/7/11, LOC Commerzbank AG, VRDN (c)	19,200,000	19,200,000
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Lafayette Village Apts. Proj.) Series 2006, 0.2% 6/7/11, LOC Fannie Mae, VRDN (c)(d)	6,900,000	6,900,000
Harris County Indl. Dev. Corp. Solid Waste Disp. Rev. (Deer Park Refining Ltd. Partnership Proj.) Series 2002, 0.14% 6/1/11, VRDN (c)(d)	124,700,000	124,700,000
Houston Util. Sys. Rev.:
Participating VRDN Series Putters 3876, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(e)	4,310,000	4,310,000
Series 2004 B5, 0.15% 6/7/11, LOC Lloyds TSB Bank PLC New York Branch, VRDN (c)	1,900,000	1,900,000
Lovejoy Independent School District Participating VRDN Series DB 514, 0.17% 6/7/11 (Liquidity Facility Deutsche Bank AG) (c)(e)	3,235,000	3,235,000
Municipal Securities - continued
	Principal Amount	Value
Texas - continued
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (Onyx Envir. Svcs. Proj.) Series 2003, 0.28% 6/7/11, LOC Bank of America NA, VRDN (c)(d)	$ 8,610,000	$ 8,610,000
North East Texas Independent School District Participating VRDN Series Solar 07 101, 0.18% 6/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(e)	8,405,000	8,405,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) Series 2004, 0.23% 6/7/11, VRDN (c)(d)	13,840,000	13,840,000
Red River Ed. Fin. Corp. Ed. Rev. (Texas Christian Univ. Proj.) 0.18% 6/7/11, VRDN (c)	26,000,000	26,000,000
Riesel Indl. Dev. Corp. (Sandy Creek Energy Assoc. Proj.) 0.23% 6/7/11, LOC Cr. Suisse Group, VRDN (c)(d)	3,500,000	3,500,000
San Antonio Indl. Dev. Auth. Indl. Dev. Rev. (Tindall Corp. Proj.) Series 2008 A, 0.25% 6/7/11, LOC Wells Fargo Bank NA, VRDN (c)(d)	1,700,000	1,700,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series ROC II R 11857, 0.19% 6/7/11 (Liquidity Facility Citibank NA) (c)(e)	5,525,000	5,525,000
Terrell Dev. Corp. Indl. Dev. Rev. (Consolidated Sys. Proj.) 0.35% 6/7/11, LOC Wells Fargo Bank NA, VRDN (c)(d)	600,000	600,000
Texas A&M Univ. Rev. Participating VRDN Series ROC II R 11920, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (c)(e)	2,900,000	2,900,000
Texas City Tex Indl. Dev. Corp. (Del Papa Realty Hldgs. LP Proj.) Series 2011, 0.19% 6/7/11, LOC Bank of America NA, VRDN (c)	10,300,000	10,300,000
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Participating VRDN Series BC 2010 8W, 0.22% 6/7/11 (Liquidity Facility Barclays Bank PLC) (c)(d)(e)	3,000,000	3,000,000
Univ. of Texas Board of Regents Sys. Rev.:
Series 2001 A, 0.12% 6/7/11, VRDN (c)	4,165,000	4,165,000
Series 2008 B, 0.12% 6/7/11 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), VRDN (c)	2,225,000	2,225,000
		468,875,000
Utah - 1.3%
Utah Hsg. Corp. Single Family Mtg. Rev.:
Series 2002 C2, 0.19% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(d)	6,515,000	6,515,000
Series 2002 E, 0.19% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(d)	4,670,000	4,670,000
Series 2004 C, 0.23% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(d)	5,470,000	5,470,000
Series 2004 D, 0.19% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(d)	9,215,000	9,215,000
Municipal Securities - continued
	Principal Amount	Value
Utah - continued
Utah Hsg. Corp. Single Family Mtg. Rev.: - continued
Series 2004 F, 0.19% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(d)	$ 2,500,000	$ 2,500,000
Series 2005 A, 0.19% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(d)	6,335,000	6,335,000
Series 2005 F, 0.19% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(d)	7,300,000	7,300,000
Series 2005 H, 0.19% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(d)	4,740,000	4,740,000
Series 2006 F, 0.19% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(d)	8,130,000	8,130,000
Utah Hsg. Fin. Agcy. Series 2000 C, 0.19% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(d)	4,935,000	4,935,000
Utah State Board of Regents Rev. Participating VRDN Series Solar 06 140, 0.17% 6/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(e)	6,070,000	6,070,000
		65,880,000
Virginia - 2.3%
Albemarle County Econ. Dev. Auth. Hosp. Rev. (Martha Jefferson Hosp. Proj.):
Series 2008 A, 0.19% 6/7/11, LOC Branch Banking & Trust Co., VRDN (c)	7,900,000	7,900,000
Series 2008 B, 0.19% 6/7/11, LOC Branch Banking & Trust Co., VRDN (c)	6,000,000	6,000,000
Series 2008 D, 0.14% 6/1/11, LOC Wells Fargo Bank NA, VRDN (c)	2,170,000	2,170,000
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. (Gates of Ballston Apts.) 0.5% 6/7/11, LOC RBC Centura Bank, Rocky Mount, VRDN (c)(d)	790,000	790,000
Fairfax County Econ. Dev. Auth. Rev. (Smithsonian Institution Proj.) Series A, 0.18% 6/7/11 (Liquidity Facility Bank of America NA), VRDN (c)	1,100,000	1,100,000
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D1, 0.16% 6/7/11, LOC Citibank NA, VRDN (c)	4,295,000	4,295,000
King George County Indl. Dev. Auth. Exempt Facilities Rev. (Birchwood Pwr. Partners Proj.):
Series 1994 A, 0.19% 6/1/11, LOC Bank of Nova Scotia New York Branch, VRDN (c)(d)	8,545,000	8,545,000
Series 1994 B, 0.19% 6/1/11, LOC Bank of Nova Scotia New York Branch, VRDN (c)(d)	9,000,000	9,000,000
Municipal Securities - continued
	Principal Amount	Value
Virginia - continued
King George County Indl. Dev. Auth. Exempt Facilities Rev. (Birchwood Pwr. Partners Proj.): - continued
Series 1995, 0.13% 6/1/11, LOC Bank of Nova Scotia New York Branch, VRDN (c)(d)	$ 7,500,000	$ 7,500,000
Series 1996 A, 0.13% 6/1/11, LOC Bank of Nova Scotia New York Branch, VRDN (c)(d)	9,200,000	9,200,000
Series 1997, 0.13% 6/1/11, LOC Bank of Nova Scotia New York Branch, VRDN (c)(d)	9,300,000	9,300,000
Loudoun County Indl. Dev. Auth. (Howard Hughes Med. Institute Proj.) Series 2003 E, 0.14% 6/7/11, VRDN (c)	3,900,000	3,900,000
Norfolk Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D1, 0.16% 6/7/11, LOC Citibank NA, VRDN (c)	7,910,000	7,910,000
Petersburg Indl. Dev. Auth. Rev. (Rebar Hldgs. LLC Proj.) 0.4% 6/7/11, LOC Wells Fargo Bank NA, VRDN (c)(d)	2,390,000	2,390,000
Richmond Pub. Util. Rev. Participating VRDN Series ROC II R 10410, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (c)(e)	1,870,000	1,870,000
Virginia Commonwealth Univ. Health Sys. Auth.:
Series 2008 A, 0.12% 6/1/11, LOC Branch Banking & Trust Co., VRDN (c)	18,690,000	18,690,000
Series 2008 B, 0.15% 6/1/11, LOC Branch Banking & Trust Co., VRDN (c)	14,995,000	14,995,000
		115,555,000
Washington - 1.2%
Port of Seattle Rev. Series 1997, 0.21% 6/7/11, LOC Bank of America NA, VRDN (c)(d)	7,200,000	7,200,000
Vancouver Hsg. Auth. Rev. (Anthem Park at Uptown Village Proj.) 0.22% 6/7/11, LOC Bank of America NA, VRDN (c)(d)	1,205,000	1,205,000
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Mount Ainstar Resort Proj.) Series 2003 C, 0.17% 6/1/11, LOC U.S. Bank NA, Minnesota, VRDN (c)(d)	17,895,000	17,895,000
Washington Health Care Facilities Auth. Rev.:
(Southwest Washington Med. Ctr.) Series 2008 A, 0.18% 6/7/11, LOC Union Bank of California, VRDN (c)	6,800,000	6,800,000
(Swedish Health Svcs. Proj.) Series 2009 B, 0.15% 6/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	2,000,000	2,000,000
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Cedar Ridge Retirement Proj.) Series 2005 A, 0.19% 6/7/11, LOC Wells Fargo Bank NA, VRDN (c)(d)	2,500,000	2,500,000
Municipal Securities - continued
	Principal Amount	Value
Washington - continued
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.: - continued
(Merrill Gardens at Tacoma Proj.) Series 2006 A, 0.19% 6/7/11, LOC Fannie Mae, VRDN (c)(d)	$ 17,640,000	$ 17,640,000
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Horizon House Proj.) Series 2005, 0.18% 6/7/11, LOC Wells Fargo Bank NA, VRDN (c)	4,900,000	4,900,000
		60,140,000
West Virginia - 1.9%
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.):
Series 1990 A, 0.2% 6/7/11, LOC Deutsche Bank AG, VRDN (c)(d)	13,470,000	13,470,000
Series 1990 B, 0.2% 6/7/11, LOC Deutsche Bank AG, VRDN (c)(d)	4,815,000	4,815,000
Series 1990 C, 0.2% 6/7/11, LOC Deutsche Bank AG, VRDN (c)(d)	10,000,000	10,000,000
Series 1990 D, 0.2% 6/7/11, LOC Deutsche Bank AG, VRDN (c)(d)	2,200,000	2,200,000
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.) Series 2009 B, 0.16% 6/7/11, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	8,300,000	8,300,000
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(Cabell Huntington Hosp. Proj.) Series 2008 B, 0.21% 6/7/11, LOC Branch Banking & Trust Co., VRDN (c)	13,000,000	13,000,000
(West Virginia United Health Sys. Obligated Group Proj.) Series 2008 A, 0.14% 6/1/11, LOC Bank of America NA, VRDN (c)	21,580,000	21,580,000
(West Virginia United Health Sys. Proj.):
Series 2008 B, 0.13% 6/1/11, LOC JPMorgan Chase Bank, VRDN (c)	15,595,000	15,595,000
Series 2009 B, 0.21% 6/7/11, LOC Branch Banking & Trust Co., VRDN (c)	4,800,000	4,800,000
		93,760,000
Wisconsin - 1.8%
Wisconsin Ctr. District Tax Rev. Series 2001 A, 0.2% 6/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	10,100,000	10,100,000
Wisconsin Gen. Oblig. Participating VRDN Series WF 11-14C, 0.19% 6/7/11 (Liquidity Facility Wells Fargo Bank NA) (c)(e)	4,000,000	4,000,000
Municipal Securities - continued
	Principal Amount	Value
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Froedtert & Cmnty. Health, Inc. Proj.) Series 2009 B, 0.11% 6/1/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	$ 1,500,000	$ 1,500,000
(Lutheran College Proj.) 0.13% 6/1/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	15,000,000	15,000,000
(Nat'l. Regency of New Berlin, Inc. Proj.) 0.15% 6/1/11, LOC JPMorgan Chase Bank, VRDN (c)	8,500,000	8,500,000
(ProHealth Care, Inc. Proj.):
Series 2008 A, 0.13% 6/1/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	6,000,000	6,000,000
Series 2008 B, 0.15% 6/1/11, LOC JPMorgan Chase Bank, VRDN (c)	10,755,000	10,755,000
(Wisconsin Lutheran College Proj.) Series 2001, 0.13% 6/1/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	27,700,000	27,700,000
Wisconsin Hsg. and Econ. Dev. Auth. Home Ownership Rev. Series 2002 I, 0.2% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(d)	1,650,000	1,650,000
Wisconsin Hsg. and Econ. Dev. Auth. Multifamily Hsg. Rev. Series 2007 C, 0.22% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(d)	3,275,000	3,275,000
		88,480,000
Wyoming - 0.3%
Laramie County Indl. Dev. Rev. (Cheyenne Lt., Fuel & Pwr. Co. Proj.) Series 2009 B, 0.25% 6/7/11, LOC Wells Fargo Bank NA, VRDN (c)(d)	3,500,000	3,500,000
Wyoming Cmnty. Dev. Auth. Hsg. Rev.:
Series 2002-8, 0.2% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(d)	5,000,000	5,000,000
0.2% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(d)	7,900,000	7,900,000
		16,400,000
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $5,029,229,325)		5,029,229,325
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,597,399)
NET ASSETS - 100%		$ 5,026,631,926
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,250,000 or 0.2% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2011

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $5,029,229,325)		$ 5,029,229,325
Receivable for investments sold on a delayed delivery basis		13,691,222
Interest receivable		1,241,399
Total assets		5,044,161,946

Liabilities
Payable to custodian bank	$ 90,318
Payable for investments purchased Regular delivery	7,256,066
Delayed delivery	9,455,207
Distributions payable	715,191
Other payables and accrued expenses	13,238
Total liabilities		17,530,020

Net Assets		$ 5,026,631,926
Net Assets consist of:
Paid in capital		$ 5,026,621,488
Accumulated undistributed net realized gain (loss) on investments		10,438
Net Assets, for 5,026,165,035 shares outstanding		$ 5,026,631,926
Net Asset Value, offering price and redemption price per share ($5,026,631,926 ÷ 5,026,165,035 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended May 31, 2011

Investment Income
Interest		$ 12,222,834

Expenses
Custodian fees and expenses	$ 81,647
Independent trustees' compensation	16,854
Total expenses before reductions	98,501
Expense reductions	(17,733)	80,768
Net investment income (loss)		12,142,066
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		25,001
Net increase in net assets resulting from operations		$ 12,167,067

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended May 31, 2011	Year ended May 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,142,066	$ 10,364,361
Net realized gain (loss)	25,001	21,678
Net increase in net assets resulting from operations	12,167,067	10,386,039
Distributions to shareholders from net investment income	(12,142,065)	(10,364,004)
Affiliated share transactions at net asset value of $1.00 per share Proceeds from sales of shares	12,146,904,000	7,683,186,000
Cost of shares redeemed	(11,309,956,000)	(6,271,384,900)
Net increase (decrease) in net assets and shares resulting from share transactions	836,948,000	1,411,801,100
Total increase (decrease) in net assets	836,973,002	1,411,823,135

Net Assets
Beginning of period	4,189,658,924	2,777,835,789
End of period	$ 5,026,631,926	$ 4,189,658,924

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended May 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	.003	.003	.013	.032	.037
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	.003	.003	.013	.032	.037
Distributions from net investment income	(.003)	(.003)	(.013)	(.032)	(.037)
Distributions from net realized gain	-	-	-	- D	-
Total distributions	(.003)	(.003)	(.013)	(.032)	(.037)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.26%	.27%	1.34%	3.23%	3.76%
Ratios to Average Net Assets C
Expenses before reductions	-% B	-% B	-% B	-% B	.01%
Expenses net of fee waivers, if any	-% B	-% B	-% B	-% B	.01%
Expenses net of all reductions	-% B	-% B	-% B	-% B	.01%
Net investment income (loss)	.26%	.27%	1.30%	3.03%	3.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,026,632	$ 4,189,659	$ 2,777,836	$ 1,267,883	$ 672,471

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Amount represents less than .01%.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended May 31, 2011

1. Organization.

Fidelity® Municipal Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of May 31, 2011, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. There were no significant book-to-tax differences during the period.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -
Tax Cost	$ 5,029,229,325

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$ 10,438
Net unrealized appreciation (depreciation)	$ -

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be May 31, 2012.

The tax character of distributions paid was as follows:

	May 31, 2011	May 31, 2010
Tax-exempt Income	$ 12,142,065	$ 10,364,004

3. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

5. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $16,854.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $879.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all the outstanding shares of the fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Revere Street Trust and the Shareholders of Fidelity Municipal Cash Central Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Municipal Cash Central Fund (a fund of Fidelity Revere Street Trust) at May 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Municipal Cash Central Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 13, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 198 funds advised by FMR or an affiliate. Mr. Curvey oversees 419 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

 Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related. Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (55)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is head of Institutional Investments for Fidelity Asset Management and Vice Chairman of Pyramis Global Advisors, LLC (2011-present), President of The North Carolina Capital Management Trust: Cash and Term Portfolios (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Robert P. Brown (47)

Year of Election or Appointment: 2010

Vice President of Fidelity's Money Market Funds and Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present). Mr. Brown also serves as President, Money Market Group of FMR (2010-present), Managing Director of Research, Director of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments.

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (50)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended May 31, 2011, $21,266, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2011, 100% of the fund's income dividends was free from federal income tax, and 44.52% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Fidelity® Securities Lending
Cash Central Fund

Annual Report

May 31, 2011

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

CCC-ANN-0711
1.734009.112

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2010 to May 31, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Expenses Paid During Period* December 1, 2010 to May 31, 2011
Actual	.0004%	$ 1,000.00	$ 1,000.90	$ .00**
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.93	$ .00**

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Amount represents less than $.01.

Annual Report

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 5/31/11	% of fund's investments 11/30/10	% of fund's investments 5/31/10
0 - 30	80.9	74.9	74.2
31 - 90	6.3	8.1	15.8
91 - 180	10.6	4.7	8.2
181 - 397	2.2	12.3	1.8
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	5/31/11	11/30/10	5/31/10
Fidelity® Securities Lending Cash Central Fund	26 Days	50 Days	32 Days
All Taxable Money Market Funds Average***	45 Days	48 Days	39 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	5/31/11	11/30/10	5/31/10
Fidelity Securities Lending Cash Central Fund	49 Days	73 Days	n/a*****

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of May 31, 2011*		As of November 30, 2010**
	Bank CDs, BAs, TDs, and Notes 23.4%		Bank CDs, BAs, TDs, and Notes 6.3%
	Government Securities 29.7%		Government Securities 33.3%
	Repurchase Agreements 46.9%		Repurchase Agreements 60.9%
	Net Other Assets† 0.0%		Net Other Assets**** (0.5)%
* Foreign investments	21.2%	** Foreign investments	4.4%

Annual Report

Investment Changes/Performance (Unaudited) - continued

Current and Historical Seven-Day Yields

	5/31/11	3/1/11	11/30/10	8/31/10	6/1/10
Fidelity Securities Lending Cash Central Fund	0.14%	0.21%	0.25%	0.27%	0.24%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money by investing in the fund.

*** Source: iMoneyNet, Inc.

**** Net Other Assets are not included in the pie chart.

***** Information not available

† Amount represents less than 0.1%

Annual Report

Investments May 31, 2011

Showing Percentage of Net Assets

Federal Agencies - 22.6%
	Yield (a)	Principal Amount	Value
Fannie Mae - 1.5%
10/5/11 to 10/20/11	0.15 to 0.16%	$ 269,000,000	$ 268,847,588
Federal Farm Credit Bank - 0.4%
11/29/12	0.14 (b)	70,000,000	69,973,547
Federal Home Loan Bank - 15.3%
6/1/11 to 11/15/12	0.10 to 0.60 (b)	2,756,200,000	2,755,925,679
Freddie Mac - 5.4%
7/12/11 to 11/2/12	0.10 to 0.35 (b)	974,551,000	974,102,450
TOTAL FEDERAL AGENCIES			4,068,849,264
U.S. Treasury Obligations - 7.1%

U.S. Treasury Bills - 3.3%
6/2/11 to 11/17/11	0.21 to 0.28	585,000,000	584,459,265
U.S. Treasury Notes - 3.8%
6/30/11 to 1/31/12	0.14 to 0.43	680,000,000	682,182,452
TOTAL U.S. TREASURY OBLIGATIONS			1,266,641,717
Time Deposits - 23.4%

Citibank NA
6/1/11	0.09	400,000,000	400,000,000
Commerzbank AG
6/1/11	0.10	700,000,000	700,000,000
Deutsche Bank AG
6/1/11	0.11	900,000,000	900,000,000
DnB NOR Bank ASA
6/1/11	0.10	600,000,000	600,000,000
KBC Bank NV
6/1/11	0.10	600,000,000	600,000,000
Natixis SA
6/1/11	0.12	900,000,000	900,000,000
Societe Generale
6/1/11	0.10	100,000,000	100,000,000
TOTAL TIME DEPOSITS			4,200,000,000
Repurchase Agreements - 46.9%
	Maturity Amount	Value
In a joint trading account at:
0.11% dated 5/31/11 due 6/1/11 (Collateralized by U.S. Government Obligations) #	$ 5,000,015,009	$ 5,000,000,000
0.14% dated 5/31/11 due 6/1/11:
(Collateralized by U.S. Government Obligations) #	2,486,767,982	2,486,758,000
(Collateralized by U.S. Government Obligations) #	42,854,166	42,854,000
With:
BNP Paribas Securities Corp. at:
0.21%, dated 5/31/11 due 6/1/11 (Collateralized by Corporate Obligations valued at $105,000,613, 6% - 8.88%, 1/17/17 - 10/14/19)	100,000,583	100,000,000
0.22%, dated 5/31/11 due 6/1/11 (Collateralized by Corporate Obligations valued at $112,350,687, 5.63% - 7.88%, 1/15/17 - 2/15/20)	107,000,654	107,000,000
J.P. Morgan Securities, Inc. at:
0.19%, dated 5/31/11 due 6/1/11 (Collateralized by Commercial Paper Obligations valued at $202,910,273, 6/1/11 - 9/20/11)	197,001,040	197,000,000
0.2%, dated 5/31/11 due 6/1/11 (Collateralized by U.S. Government Obligations valued at $512,940,647, 0% - 6.5%, 4/20/13 - 4/16/53)	498,002,767	498,000,000
TOTAL REPURCHASE AGREEMENTS		8,431,612,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $17,967,102,981)		17,967,102,981
NET OTHER ASSETS (LIABILITIES) - 0.0%		1,963,887
NET ASSETS - 100%		$ 17,969,066,868
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$5,000,000,000 due 6/01/11 at 0.11%
BNP Paribas Securities Corp.	$ 732,430,659
Barclays Capital, Inc.	1,132,906,889
Credit Agricole Securities (USA), Inc.	552,637,507
HSBC Securities (USA), Inc.	967,115,637
Mizuho Securities USA, Inc.	483,557,818
RBS Securities, Inc.	136,603,978
UBS Securities LLC	967,115,637
Wells Fargo Securities LLC	27,631,875
$ 5,000,000,000
Repurchase Agreement / Counterparty	Value
$2,486,758,000 due 6/01/11 at 0.14%
Goldman, Sachs & Co.	$ 74,694,088
HSBC Securities (USA), Inc.	448,164,527
Merrill Lynch, Pierce, Fenner & Smith, Inc.	117,984,690
Mizuho Securities USA, Inc.	1,344,493,582
Societe Generale	141,993,162
Wells Fargo Securities LLC	359,427,951
$ 2,486,758,000
$42,854,000 due 6/01/11 at 0.14%
Barclays Capital, Inc.	$ 15,305,000
Merrill Lynch, Pierce, Fenner & Smith, Inc.	7,142,333
UBS Securities LLC	20,406,667
$ 42,854,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At May 31, 2011, the Fund had a capital loss carryforward of approximately $1,152,556 all of which will expire in fiscal 2018. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2011

Assets
Investment in securities, at value (including repurchase agreements of $8,431,612,000) - See accompanying schedule: Unaffiliated issuers (cost $17,967,102,981)		$ 17,967,102,981
Interest receivable		4,319,551
Other receivables		64,039
Total assets		17,971,486,571

Liabilities
Payable to custodian bank	$ 467
Distributions payable	2,320,795
Other payables and accrued expenses	98,441
Total liabilities		2,419,703

Net Assets		$ 17,969,066,868
Net Assets consist of:
Paid in capital		$ 17,970,128,153
Accumulated undistributed net realized gain (loss) on investments		(1,061,285)
Net Assets, for 17,966,731,416 shares outstanding		$ 17,969,066,868
Net Asset Value, offering price and redemption price per share ($17,969,066,868 ÷ 17,966,731,416 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended May 31, 2011

Investment Income
Interest		$ 34,320,893

Expenses
Custodian fees and expenses	$ 73,651
Independent trustees' compensation	58,241
Interest	20,732
Total expenses before reductions	152,624
Expense reductions	(77,694)	74,930
Net investment income (loss)		34,245,963
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		7,135
Net increase in net assets resulting from operations		$ 34,253,098

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended May 31, 2011	Year ended May 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 34,245,963	$ 37,055,970
Net realized gain (loss)	7,135	16,573
Net increase in net assets resulting from operations	34,253,098	37,072,543
Distributions to shareholders from net investment income	(34,245,978)	(37,047,321)
Distributions to shareholders from net realized gain	-	(921,558)
Total distributions	(34,245,978)	(37,968,879)
Affiliated share transactions at net asset value of $1.00 per share Proceeds from sales of shares	78,998,349,887	87,709,236,927
Cost of shares redeemed	(81,565,727,991)	(81,094,260,875)
Net increase (decrease) in net assets and shares resulting from share transactions	(2,567,378,104)	6,614,976,052
Total increase (decrease) in net assets	(2,567,370,984)	6,614,079,716

Net Assets
Beginning of period	20,536,437,852	13,922,358,136
End of period	$ 17,969,066,868	$ 20,536,437,852

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended May 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	.002	.002	.014	.043	.053
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	.002	.002	.014	.043	.053
Distributions from net investment income	(.002)	(.002)	(.014)	(.043)	(.053)
Distributions from net realized gain	-	- D	-	-	-
Total distributions	(.002)	(.002)	(.014)	(.043)	(.053)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.22%	.21%	1.43%	4.37%	5.45%
Ratios to Average Net Assets C
Expenses before reductions	-% B	-% B	-% B	-% B	.01%
Expenses net of fee waivers, if any	-% B	-% B	-% B	-% B	.01%
Expenses net of all reductions	-% B	-% B	-% B	-% B	.01%
Net investment income (loss)	.22%	.21%	1.61%	4.18%	5.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,969,067	$ 20,536,438	$ 13,922,358	$ 23,217,668	$ 20,824,640

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Amount represents less than .01%.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended May 31, 2011

1. Organization.

Fidelity® Securities Lending Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of May 31, 2011, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax Cost	$ 17,967,102,981

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 171,127
Capital loss carryforward	$ (1,152,556)
Net unrealized appreciation (depreciation)	$ -

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be May 31, 2012.

The tax character of distributions paid was as follows:

	May 31, 2011	May 31, 2010
Ordinary Income	$ 34,245,978	$ 37,968,879

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase agreements whereby the Fund transfers securities to a counterparty who then agrees to transfer them back to the Fund at a future date and agreed upon price, reflecting a rate of interest below market rate. Securities sold under a reverse repurchase agreement, if any, are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund receives cash proceeds, which are invested in other securities, and agrees to repay the proceeds plus any accrued interest in return for the same securities transferred. The Fund continues to receive interest payments on the transferred securities during the term of the reverse repurchase agreement. During the period that a reverse repurchase agreement is outstanding, the Fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. If the counterparty defaults on its obligation, because of

Annual Report

Notes to Financial Statements - continued

3. Operating Policies - continued

Reverse Repurchase Agreements - continued

insolvency or other reasons, the Fund could experience delays and costs in recovering the security or in gaining access to the collateral. The average daily balance during the period for which reverse repurchase agreements were outstanding subject to interest amounted to $177,164,188. The weighted average interest rate was .05% on such amounts. At period end, there were no reverse repurchase agreements outstanding.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

5. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $58,241.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $19,453.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mututal funds managed by FMR or an FMR affiliate were the owners of record of all outstanding shares of the fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Revere Street Trust and the Shareholders of Fidelity Securities Lending Cash Central Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Securities Lending Cash Central Fund (a fund of Fidelity Revere Street Trust) at May 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Securities Lending Cash Central Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 12, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 198 funds advised by FMR or an affiliate. Mr. Curvey oversees 419 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Annual Report

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

 Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related. Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (55)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is head of Institutional Investments for Fidelity Asset Management and Vice Chairman of Pyramis Global Advisors, LLC (2011-present), President of The North Carolina Capital Management Trust: Cash and Term Portfolios (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Robert P. Brown (47)

Year of Election or Appointment: 2010

Vice President of Fidelity's Money Market Funds and Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present). Mr. Brown also serves as President, Money Market Group of FMR (2010-present), Managing Director of Research, Director of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments.

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (50)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 40.50% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $11,728,683 of distributions paid during the period January 1, 2011 to May 31, 2011 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Fidelity® Tax-Free
Cash Central Fund

Annual Report

May 31, 2011

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

TFC-ANN-0711
1.795174.107

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2010 to May 31, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Expenses Paid During Period* December 1, 2010 to May 31, 2011
Actual	.0018%	$ 1,000.00	$ 1,001.10	$ .01
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.92	$ .01

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annual Report

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 5/31/11	% of fund's investments 11/30/10	% of fund's investments 5/31/10
0 - 30	100.0	100.0	100.0
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	5/31/11	11/30/10	5/31/10
Fidelity Tax-Free Cash Central Fund	3 Days	3 Days	5 Days
All Tax-Free Money Market Funds Average*	24 Days	32 Days	23 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	5/31/11	11/30/10	5/31/10
Fidelity Tax-Free Cash Central Fund	3 Days	3 Days	n/a ***

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of May 31, 2011	As of November 30, 2010
Variable Rate Demand Notes (VRDNs) 100.1%	Variable Rate Demand Notes (VRDNs) 100.2%
Net Other Assets ** (0.1)%	Net Other Assets** (0.2)%

Annual Report

Current and Historical Seven-Day Yields

	5/30/11	2/28/11	11/29/10	8/30/10	5/31/10
Fidelity Tax-Free Cash Central Fund	0.14%	0.23%	0.30%	0.27%	0.26%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money by investing in the fund.

* Source: iMoneyNet, Inc.

** Net Other Assets are not included in the pie chart.

*** Information not available

Annual Report

Investments May 31, 2011

Showing Percentage of Net Assets

Municipal Securities - 100.1%
	Principal Amount	Value
Alabama - 2.9%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 1995 B, 0.12% 6/1/11, VRDN (b)	$ 4,000,000	$ 4,000,000
Series 1995 C, 0.15% 6/1/11, VRDN (b)	4,500,000	4,500,000
Series 1995 D, 0.14% 6/1/11, VRDN (b)	14,000,000	14,000,000
Series 1995 E, 0.15% 6/1/11, VRDN (b)	10,200,000	10,200,000
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2009, 0.16% 6/1/11, VRDN (b)	11,200,000	11,200,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series D, 0.13% 6/1/11, VRDN (b)	1,700,000	1,700,000
		45,600,000
Alaska - 1.7%
Alaska Indl. Dev. & Export Auth. Rev. (Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2009 A, 0.18% 6/7/11, LOC Union Bank of California, VRDN (b)	1,400,000	1,400,000
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.) Series 1994 B, 0.2% 6/7/11 (ConocoPhillips Guaranteed), VRDN (b)	24,900,000	24,900,000
		26,300,000
California - 12.2%
California Edl. Facilities Auth. Rev. (Stanford Univ. Proj.) Series L3, 0.13% 6/7/11, VRDN (b)	1,840,000	1,840,000
California Gen. Oblig.:
Series 2003 B2, 0.16% 6/7/11, LOC JPMorgan Chase Bank, LOC California Pub. Employees Retirement Sys., VRDN (b)	7,300,000	7,300,000
Series 2004 A1, 0.14% 6/1/11, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (b)	68,050,000	68,050,000
Series 2004 A4, 0.11% 6/1/11, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (b)	25,650,000	25,650,000
Series 2004 A5, 0.12% 6/1/11, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (b)	3,625,000	3,625,000
Series 2004 A6, 0.15% 6/7/11, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (b)	1,600,000	1,600,000
Series 2004 B5, 0.15% 6/7/11, LOC Citibank NA, VRDN (b)	3,400,000	3,400,000
Series 2005 B6, 0.15% 6/1/11, LOC KBC Bank NV, VRDN (b)	32,210,000	32,210,000
California Health Facilities Fing. Auth. Rev. (Childrens Hosp. Los Angeles Proj.) Series 2010 B, 0.14% 6/1/11, LOC Bank of America NA, VRDN (b)	8,300,000	8,300,000
Municipal Securities - continued
	Principal Amount	Value
California - continued
California Infrastructure & Econ. Dev. Bank Rev. (Pacific Gas and Elec. Co. Proj.) Series 2009 B, 0.14% 6/1/11, LOC Mizuho Corporate Bank Ltd., VRDN (b)	$ 24,750,000	$ 24,750,000
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Series 2010, 0.17% 6/7/11 (Liquidity Facility Royal Bank of Canada), VRDN (b)	2,000,000	2,000,000
Los Angeles Cmnty. College District Participating VRDN Series ROC II R 11727, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (a)(b)	3,000,000	3,000,000
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Participating VRDN Series EGL 07 0044, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (a)(b)	4,250,000	4,250,000
Orange County Irvine Coast Assessment District #88 1 0.11% 6/1/11, LOC KBC Bank NV, LOC Kredietbank NV, VRDN (b)	3,465,000	3,465,000
Torrance Gen. Oblig. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2010 B, 0.15% 6/7/11, LOC Citibank NA, VRDN (b)	2,300,000	2,300,000
		191,740,000
Colorado - 1.1%
Colorado Edl. & Cultural Facilities Auth. Rev.:
(Clyfford Still Museum Proj.) Series 2008, 0.18% 6/7/11, LOC Wells Fargo Bank NA, VRDN (b)	2,200,000	2,200,000
(YMCA of the Rockies Proj.) 0.14% 6/1/11, LOC Bank of America NA, VRDN (b)	6,700,000	6,700,000
Colorado Health Facilities Auth. Rev.:
(Catholic Health Initiatives Proj.) Series 2004 B, 0.2% 6/7/11 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	2,900,000	2,900,000
(NCMC, Inc. Proj.) Series 2009 A, 0.14% 6/1/11, LOC Wells Fargo Bank NA, VRDN (b)	2,900,000	2,900,000
Denver Urban Renewal Auth. Tax Increment Rev. Series 2008 A1, 0.19% 6/7/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	3,000,000	3,000,000
		17,700,000
Connecticut - 1.4%
Connecticut Health & Edl. Facilities Auth. Rev.:
(Edgehill Proj.) Series 2000 C, 0.15% 6/1/11, LOC JPMorgan Chase Bank, VRDN (b)	5,600,000	5,600,000
(Greater Hartford YMCA Proj.) Series 2008 B, 0.15% 6/1/11, LOC Bank of America NA, VRDN (b)	4,900,000	4,900,000
Participating VRDN:
Series BBT 08 32, 0.17% 6/7/11 (Liquidity Facility Branch Banking & Trust Co.) (a)(b)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
Participating VRDN:
Series ROC II R 10342, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (a)(b)	$ 3,000,000	$ 3,000,000
Connecticut Hsg. Fin. Auth. (Hsg. Mtg. Fin. Prog.) Series 2006 B1, 0.2% 6/7/11 (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (b)	7,500,000	7,500,000
		22,000,000
District Of Columbia - 1.7%
District of Columbia Rev.:
(American Psychological Assoc. Proj.) Series 2003, 0.28% 6/7/11, LOC Bank of America NA, VRDN (b)	5,315,000	5,315,000
(Medlantic/Helix Proj.):
Series 1998 A Tranche I, 0.11% 6/1/11, LOC Wells Fargo Bank NA, VRDN (b)	4,750,000	4,750,000
Series 1998 A Tranche III, 0.18% 6/7/11, LOC Bank of America NA, VRDN (b)	2,000,000	2,000,000
(The Pew Charitable Trust Proj.) Series 2008 A, 0.15% 6/7/11, LOC PNC Bank NA, VRDN (b)	2,100,000	2,100,000
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2009 D2, 0.14% 6/1/11, LOC Bank of America NA, VRDN (b)	12,500,000	12,500,000
		26,665,000
Florida - 5.2%
Alachua County Health Facilities Auth. Continuing Care Retirement Cmnty. Rev. (Oak Hammock at The Univ. of Florida, Inc. Proj.) Series A, 0.13% 6/1/11, LOC Bank of Scotland PLC, VRDN (b)	3,100,000	3,100,000
Broward County Edl. Facilities Auth. Rev. (Nova Southeastern Univ. Proj.) Series 2008 A, 0.14% 6/1/11, LOC Bank of America NA, VRDN (b)	2,700,000	2,700,000
Broward County Fin. Auth. Multi-family Hsg. Rev. (Jacaranda Village Apts. Proj.) Series 1997, 0.21% 6/7/11, LOC HSBC Bank USA, NA, VRDN (b)	1,565,000	1,565,000
Broward County Gen. Oblig. Participating VRDN Series BBT 2015, 0.17% 6/7/11 (Liquidity Facility Branch Banking & Trust Co.) (a)(b)	2,730,000	2,730,000
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN Series ROC II R 11302, 0.17% 6/7/11 (Liquidity Facility Citibank NA) (a)(b)	7,545,000	7,545,000
Florida Gen. Oblig. Participating VRDN Series PZ 130, 0.21% 6/7/11 (Liquidity Facility Wells Fargo & Co.) (a)(b)	3,600,000	3,600,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Mariner's Cay Apts. Proj.) Series 2008 M, 0.19% 6/7/11, LOC Fannie Mae, VRDN (b)	$ 2,700,000	$ 2,700,000
Florida Keys Aqueduct Auth. Wtr. Rev. Series 2008, 0.14% 6/7/11, LOC TD Banknorth, NA, VRDN (b)	1,000,000	1,000,000
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.):
Series 2001, 0.14% 6/1/11, LOC Wells Fargo Bank NA, VRDN (b)	8,195,000	8,195,000
Series 2004, 0.14% 6/1/11, LOC Bank of America NA, VRDN (b)	11,400,000	11,400,000
North Broward Hosp. District Rev. Series 2005 A, 0.15% 6/7/11, LOC Wells Fargo Bank NA, VRDN (b)	1,725,000	1,725,000
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 2008 E, 0.19% 6/7/11, LOC Branch Banking & Trust Co., VRDN (b)	4,500,000	4,500,000
Orange County Hsg. Fin. Auth. Multi-family Rev. (Heather Glen Apts. Proj.) Series 2001, 0.19% 6/7/11, LOC Fannie Mae, VRDN (b)	1,900,000	1,900,000
Palm Beach County Rev. (Hanley Ctr. Proj.) Series 2006, 0.28% 6/7/11, LOC Bank of America NA, VRDN (b)	1,935,000	1,935,000
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.) Series 2009 A1, 0.11% 6/1/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	2,400,000	2,400,000
Polk County School Board Ctfs. of Prtn. (Master Lease Prog.):
Series 2009 A, 0.14% 6/1/11, LOC Wells Fargo Bank NA, VRDN (b)	3,100,000	3,100,000
Series 2009 B, 0.14% 6/1/11, LOC Wells Fargo Bank NA, VRDN (b)	3,800,000	3,800,000
Univ. of North Florida Parking Sys. Rev. Series 1998, 0.17% 6/1/11, LOC Wells Fargo Bank NA, VRDN (b)	6,100,000	6,100,000
USF Fing. Corp. Ctfs. of Prtn. (College of Medicine Health Facilities Lease Prog.) Series 2006 A2, 0.18% 6/7/11, LOC JPMorgan Chase Bank, VRDN (b)	11,300,000	11,300,000
		81,295,000
Georgia - 2.3%
Athens-Clarke County Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assoc. Proj.):
Series 2003, 0.15% 6/1/11, LOC Bank of America NA, VRDN (b)	5,720,000	5,720,000
Series 2005 B, 0.15% 6/1/11, LOC Bank of America NA, VRDN (b)	7,770,000	7,770,000
Municipal Securities - continued
	Principal Amount	Value
Georgia - continued
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.17% 6/7/11, LOC Freddie Mac, VRDN (b)	$ 2,265,000	$ 2,265,000
Georgia Gen. Oblig. Participating VRDN Series 85TP, 0.17% 6/7/11 (Liquidity Facility Wells Fargo & Co.) (a)(b)	3,040,000	3,040,000
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2008 B, 0.2% 6/7/11, LOC Branch Banking & Trust Co., VRDN (b)	5,690,000	5,690,000
Heard County Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Scherer Proj.) Series 2009 A, 0.16% 6/7/11, LOC JPMorgan Chase Bank, VRDN (b)	3,400,000	3,400,000
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.18% 6/7/11 (Liquidity Facility Royal Bank of Canada), VRDN (b)	2,800,000	2,800,000
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Azalea Park Apts. Proj.) Series 1996, 0.18% 6/7/11, LOC Fannie Mae, VRDN (b)	5,500,000	5,500,000
		36,185,000
Hawaii - 0.3%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. (Queen's Health Sys. Proj.) Series 2009 A, 0.18% 6/7/11, LOC Bank of America NA, VRDN (b)	5,000,000	5,000,000
Idaho - 0.1%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series C, 0.19% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)	1,400,000	1,400,000
Illinois - 3.3%
Chicago Wastewtr. Transmission Rev. Series 2008 C3, 0.11% 6/1/11, LOC Northern Trust Co., VRDN (b)	6,000,000	6,000,000
Chicago Wtr. Rev. Series 2004 A3, 0.16% 6/7/11, LOC State Street Bank & Trust Co., Boston, VRDN (b)	6,360,000	6,360,000
Illinois Dev. Fin. Auth. Rev. (Glenwood School for Boys Proj.) Series 1998, 0.2% 6/7/11, LOC Harris NA, VRDN (b)	2,400,000	2,400,000
Illinois Fin. Auth. Rev.:
(Northwest Cmnty. Hosp. Proj.) Series 2008 C, 0.19% 6/7/11, LOC Wells Fargo Bank NA, VRDN (b)	7,635,000	7,635,000
(OSF Healthcare Sys. Proj.) Series 2009 D, 0.18% 6/7/11, LOC JPMorgan Chase Bank, VRDN (b)	15,000,000	15,000,000
(Provena Health Proj.) Series 2010 D, 0.18% 6/7/11, LOC Union Bank of California, VRDN (b)	1,950,000	1,950,000
Participating VRDN Series Putters 3302, 0.15% 6/1/11 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,600,000	1,600,000
Municipal Securities - continued
	Principal Amount	Value
Illinois - continued
Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 0.17% 6/7/11, LOC Freddie Mac, VRDN (b)	$ 3,250,000	$ 3,250,000
Romeoville Gen. Oblig. Rev. (Lewis Univ. Proj.) Series 2006, 0.13% 6/1/11, LOC JPMorgan Chase Bank, VRDN (b)	4,235,000	4,235,000
Univ. of Illinois Rev. Series 2008, 0.2% 6/7/11, LOC JPMorgan Chase Bank, VRDN (b)	3,000,000	3,000,000
		51,430,000
Indiana - 0.5%
Indiana Fin. Auth. Hosp. Rev. (Floyd Memorial Hosp. and Health Svcs. Proj.) Series 2008, 0.14% 6/1/11, LOC Branch Banking & Trust Co., VRDN (b)	1,800,000	1,800,000
Indiana Health Facility Fing. Auth. Rev. (Fayette Memorial Hosp. Assoc. Proj.) Series A, 0.13% 6/1/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	2,815,000	2,815,000
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) Series 2006, 0.2% 6/7/11, LOC Bank of America NA, VRDN (b)	2,600,000	2,600,000
Purdue Univ. Ctfs. of Prtn. Series 2011 A, 0.13% 6/7/11, VRDN (b)	1,095,000	1,095,000
		8,310,000
Iowa - 0.3%
Iowa Fin. Auth. Private College Rev. (Morningside College Proj.) 0.13% 6/1/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	2,430,000	2,430,000
Iowa Higher Ed. Ln. Auth. Rev. (Saint Ambrose Univ. Proj.) 0.14% 6/1/11, LOC Northern Trust Co., VRDN (b)	2,125,000	2,125,000
		4,555,000
Kansas - 0.6%
Univ. of Kansas Hosp. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2004, 0.13% 6/1/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	9,805,000	9,805,000
Kentucky - 0.7%
Boyle County Hosp. Rev. (Ephraim McDowell Health Proj.) Series 2006, 0.2% 6/7/11, LOC Branch Banking & Trust Co., VRDN (b)	8,000,000	8,000,000
Louisville & Jefferson County Metropolitan Govt. Multi-family Hsg. Rev. (Waterford Place Apts. Proj.) Series 2003, 0.17% 6/7/11, LOC Freddie Mac, VRDN (b)	2,650,000	2,650,000
		10,650,000
Municipal Securities - continued
	Principal Amount	Value
Louisiana - 5.7%
Louisiana Hsg. Fin. Agcy. Rev. (Canterbury House Apts. Proj.) Series 2007, 0.2% 6/7/11, LOC Fannie Mae, VRDN (b)	$ 5,000,000	$ 5,000,000
Louisiana Pub. Facilities Auth. Gulf Opportunity Zone Rev. Series 2010, 0.18% 6/7/11, LOC Fed. Home Ln. Bank Atlanta, VRDN (b)	21,000,000	21,000,000
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2005 D, 0.11% 6/1/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	18,400,000	18,400,000
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.):
Series 2007 A, 0.12% 6/1/11, VRDN (b)	3,500,000	3,500,000
Series A, 0.12% 6/1/11, VRDN (b)	17,430,000	17,430,000
0.11% 6/1/11, VRDN (b)	22,585,000	22,585,000
Saint Charles Parish Poll. Cont. Rev. (Shell Oil Co. Proj.) Series 1992 B, 0.13% 6/1/11, VRDN (b)	1,600,000	1,600,000
		89,515,000
Maine - 0.1%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 A, 0.24% 6/7/11, LOC KBC Bank NV, VRDN (b)	1,900,000	1,900,000
Maryland - 1.5%
Maryland Econ. Dev. Auth. Rev. (United States Pharmacopeial Convention, Inc. Proj.) Series 2008 A, 0.14% 6/1/11, LOC Bank of America NA, VRDN (b)	8,100,000	8,100,000
Maryland Health & Higher Edl. Facilities Auth. Rev. (Upper Chesapeake Hosp. Proj.) Series 2008 A, 0.15% 6/1/11, LOC Bank of America NA, VRDN (b)	15,690,000	15,690,000
		23,790,000
Massachusetts - 1.6%
Massachusetts Dev. Fin. Agcy. Rev.:
(Edgewood Retirement Cmnty. Proj.) Series 2000 A, 0.17% 6/7/11, LOC Bank of America NA, VRDN (b)	1,455,000	1,455,000
Participating VRDN Series Putters 3867, 0.15% 6/1/11 (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	4,500,000	4,500,000
Massachusetts Gen. Oblig. (Central Artery Proj.) Series 2000 A, 0.15% 6/1/11 (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	14,600,000	14,600,000
Massachusetts Health & Edl. Facilities Auth. Rev. (Baystate Health Sys. Proj.) Series 2009 J2, 0.13% 6/1/11, LOC JPMorgan Chase Bank, VRDN (b)	2,500,000	2,500,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series EGL 07 0031, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (a)(b)	$ 1,000,000	$ 1,000,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Participating VRDN Series BBT 2031, 0.2% 6/7/11 (Liquidity Facility Branch Banking & Trust Co.) (a)(b)	1,100,000	1,100,000
		25,155,000
Michigan - 2.0%
Chelsea Econ. Dev. Corp. Ltd. Oblig. Rev. (Silver Maples of Chelsea Proj.) 0.19% 6/7/11, LOC Comerica Bank, VRDN (b)	2,680,000	2,680,000
Eastern Michigan Univ. Revs.:
Series 2009 A, 0.15% 6/1/11, LOC JPMorgan Chase Bank, VRDN (b)	2,300,000	2,300,000
Series 2009 B, 0.15% 6/1/11, LOC JPMorgan Chase Bank, VRDN (b)	2,300,000	2,300,000
Farmington Hills Hosp. Fin. Auth. Hosp. Rev. (Botsford Gen. Hosp. Proj.) Series 2008 A, 0.13% 6/1/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	11,200,000	11,200,000
Michigan Higher Ed. Rev. (Univ. of Detroit Mercy Proj.) Series 2007, 0.13% 6/1/11, LOC JPMorgan Chase Bank, VRDN (b)	1,025,000	1,025,000
Michigan Hosp. Fin. Auth. Rev. Participating VRDN Series ROC II R 11676, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (a)(b)	1,000,000	1,000,000
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series 2009 D, 0.18% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)	2,900,000	2,900,000
Michigan Strategic Fund Ltd. Oblig. Rev. (Henry Ford Museum & Greenfield Village Projs.) Series 2002, 0.14% 6/1/11, LOC Comerica Bank, VRDN (b)	7,500,000	7,500,000
		30,905,000
Minnesota - 0.2%
Robbinsdale Gen. Oblig. (North Memorial Health Care Proj.):
Series 2008 A2, 0.13% 6/1/11, LOC Wells Fargo Bank NA, VRDN (b)	1,100,000	1,100,000
Series 2008 A4, 0.12% 6/1/11, LOC Wells Fargo Bank NA, VRDN (b)	2,500,000	2,500,000
		3,600,000
Municipal Securities - continued
	Principal Amount	Value
Mississippi - 4.6%
Mississippi Bus. Fin. Corp.:
(Chevron USA, Inc. Proj.) Series 2007 C, 0.11% 6/1/11 (Chevron Corp. Guaranteed), VRDN (b)	$ 21,700,000	$ 21,700,000
(Chevron USA, Inc. Proj.) Series 2007 A, 0.11% 6/1/11 (Chevron Corp. Guaranteed), VRDN (b)	51,400,000	51,400,000
		73,100,000
Missouri - 4.2%
Kansas City Indl. Dev. Auth. (Ewing Marion Kauffman Foundation Prog.):
Series A, 0.14% 6/1/11, VRDN (b)	9,650,000	9,650,000
0.14% 6/1/11, VRDN (b)	3,000,000	3,000,000
Missouri Dev. Fin. Board Lease Rev. (Missouri Assoc. of Muni. Utils. Proj.) 0.13% 6/1/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	2,600,000	2,600,000
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
(DeSmet Jesuit High School Proj.) Series 2002, 0.13% 6/1/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	5,600,000	5,600,000
(Saint Louis Univ. Proj.):
Series 2008 A1, 0.12% 6/1/11, LOC Wells Fargo Bank NA, VRDN (b)	3,400,000	3,400,000
Series 2008 A2, 0.12% 6/1/11, LOC Wells Fargo Bank NA, VRDN (b)	18,740,000	18,740,000
Participating VRDN Series BBT 08 39, 0.17% 6/7/11 (Liquidity Facility Branch Banking & Trust Co.) (a)(b)	2,025,000	2,025,000
Missouri Health & Edl. Facilities Auth. Health Facilities Rev.:
(Bethesda Health Group, Inc. Proj.) Series 2009, 0.13% 6/1/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	12,800,000	12,800,000
(SSM Health Care Proj.) Series 2010 E, 0.11% 6/1/11, LOC PNC Bank NA, VRDN (b)	7,770,000	7,770,000
Missouri Highways & Trans. Commission State Road Rev. Series 2005 B, 0.18% 6/7/11, LOC State Street Bank & Trust Co., Boston, VRDN (b)	1,125,000	1,125,000
		66,710,000
Montana - 0.6%
Helena Higher Ed. Rev. (Carroll College Campus Hsg. Proj.) 0.13% 6/1/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	10,205,000	10,205,000
Municipal Securities - continued
	Principal Amount	Value
Nebraska - 0.8%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.18% 6/7/11 (Liquidity Facility Royal Bank of Canada), VRDN (b)	$ 3,400,000	$ 3,400,000
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2010 B, 0.17% 6/7/11 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)	10,000,000	10,000,000
		13,400,000
Nevada - 0.9%
Clark County Fuel Tax Participating VRDN ROC II R 11836, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (a)(b)	4,500,000	4,500,000
Las Vegas Gen. Oblig. Series 2006 C, 0.12% 6/1/11, LOC Lloyds TSB Bank PLC, VRDN (b)	9,300,000	9,300,000
		13,800,000
New Jersey - 1.0%
New Jersey Gen. Oblig. Participating VRDN:
Series Putters 3808, 0.15% 6/1/11 (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	13,000,000	13,000,000
Series Putters 3849, 0.15% 6/1/11 (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	2,700,000	2,700,000
		15,700,000
New Mexico - 0.4%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.18% 6/7/11 (Liquidity Facility Royal Bank of Canada), VRDN (b)	5,800,000	5,800,000
New York - 6.6%
New York City Gen. Oblig.:
Series 2004 H7, 0.13% 6/1/11, LOC KBC Bank NV, VRDN (b)	21,855,000	21,855,000
Series 2008 J10, 0.21% 6/7/11 (Liquidity Facility Bank of Tokyo-Mitsubishi), VRDN (b)	2,400,000	2,400,000
Series 2008 J8, 0.16% 6/1/11, LOC Landesbank Baden-Wuert, VRDN (b)	16,770,000	16,770,000
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev. (245 East 124th Street Proj.) Series 2008 A, 0.15% 6/7/11, LOC Freddie Mac, VRDN (b)	1,000,000	1,000,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN Series Putters 3484, 0.15% 6/1/11 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,925,000	2,925,000
Series 2011 DD-3B, 0.11% 6/1/11 (Liquidity Facility California Teachers Retirement Sys.), VRDN (b)	15,200,000	15,200,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series FF, 0.11% 6/1/11 (Liquidity Facility KBC Bank NV), VRDN (b)	$ 4,000,000	$ 4,000,000
New York City Transitional Fin. Auth. Rev.:
Series 2003 C4, 0.15% 6/1/11 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	25,000,000	25,000,000
Series C, 0.11% 6/1/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah), VRDN (b)	4,100,000	4,100,000
New York Hsg. Fin. Agcy. Rev. (West 37th St. Hsg. Proj.) Series 2009 B, 0.19% 6/7/11, LOC Wells Fargo Bank NA, VRDN (b)	2,900,000	2,900,000
New York Hsg. Fin. Svc. Contract Rev. Series 2003 M1, 0.16% 6/7/11, LOC Bank of America NA, VRDN (b)	3,560,000	3,560,000
New York Metropolitan Trans. Auth. Rev. Series 2005 D2, 0.14% 6/1/11, LOC Landesbank Hessen-Thuringen, VRDN (b)	4,800,000	4,800,000
		104,510,000
North Carolina - 3.5%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev.:
Series 2007 H, 0.12% 6/1/11, LOC Wells Fargo Bank NA, VRDN (b)	10,290,000	10,290,000
Series B, 0.12% 6/1/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	4,045,000	4,045,000
0.14% 6/1/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	15,035,000	15,035,000
Lower Cape Fear Wtr. & Swr. Auth. Rev. (Bladen Bluffs Proj.) Series 2010, 0.16% 6/7/11, LOC JPMorgan Chase Bank, VRDN (b)	1,150,000	1,150,000
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Cape Fear Valley Health Sys. Proj.) Series 2008 A1, 0.19% 6/7/11, LOC Branch Banking & Trust Co., VRDN (b)	2,875,000	2,875,000
(Univ. Health Systems of Eastern Carolina) Series 2008 B1, 0.17% 6/7/11, LOC Branch Banking & Trust Co., VRDN (b)	1,265,000	1,265,000
(WakeMed Proj.) Series 2009 B, 0.18% 6/7/11, LOC Wells Fargo Bank NA, VRDN (b)	9,400,000	9,400,000
Participating VRDN Series BC 10 31W, 0.19% 6/7/11 (Liquidity Facility Barclays Bank PLC) (a)(b)	1,875,000	1,875,000
North Carolina Med. Care Commission Hosp. Rev. (Iredell Memorial Hosp. Proj.) Series 2007, 0.14% 6/1/11, LOC Wells Fargo Bank NA, VRDN (b)	4,740,000	4,740,000
Municipal Securities - continued
	Principal Amount	Value
North Carolina - continued
Piedmont Triad Arpt. Auth. Series 2008 A, 0.16% 6/7/11, LOC Branch Banking & Trust Co., VRDN (b)	$ 1,800,000	$ 1,800,000
Wake County Gen. Oblig. Series 2003 B, 0.15% 6/7/11 (Liquidity Facility Wells Fargo Bank NA), VRDN (b)	2,700,000	2,700,000
		55,175,000
Ohio - 3.4%
Alliance Hosp. Rev. (Alliance Obligated Group Proj.) Series 2003, 0.15% 6/1/11, LOC JPMorgan Chase Bank, VRDN (b)	17,275,000	17,275,000
Middletown Hosp. Facilities Rev. (Atrium Med. Ctr. Obligated Group Proj.) Series 2008 A, 0.16% 6/7/11, LOC JPMorgan Chase Bank, VRDN (b)	2,815,000	2,815,000
Ohio Higher Edl. Facility Commission Rev. Series 2008 B1, 0.12% 6/1/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	6,800,000	6,800,000
Ohio Hosp. Facilities Rev. Participating VRDN:
Series Putters 3551, 0.15% 6/1/11 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	6,510,000	6,510,000
Series Putters 3558, 0.18% 6/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	12,800,000	12,800,000
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (First Energy Nuclear Generation Corp. Proj.) Series 2006 B, 0.14% 6/1/11, LOC Wells Fargo Bank NA, VRDN (b)	7,050,000	7,050,000
		53,250,000
Oregon - 2.5%
Clackamas County Hosp. Facility Auth. (Legacy Health Sys. Proj.) Series 2008 B, 0.15% 6/7/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	4,200,000	4,200,000
Multnomah County Hosp. Facilities Auth. Rev. (Mirabella at South Waterfront Proj.) Series 2008 A, 0.17% 6/1/11, LOC Bank of Scotland PLC, VRDN (b)	32,700,000	32,700,000
Yamhill County Rev. (George Fox Univ. Proj.) Series A, 0.2% 6/7/11, LOC Bank of America NA, VRDN (b)	1,850,000	1,850,000
		38,750,000
Pennsylvania - 6.8%
Allegheny County Hosp. Dev. Auth. Rev. (Jefferson Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.18% 6/7/11, LOC PNC Bank NA, VRDN (b)	6,000,000	6,000,000
Allegheny County Indl. Dev. Auth. Health & Hsg. Facilities Rev. (Longwood at Oakmont, Inc. Proj.) Series 2001 A, 0.11% 6/1/11, LOC PNC Bank NA, VRDN (b)	6,090,000	6,090,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 0.18% 6/7/11, LOC PNC Bank NA, VRDN (b)	$ 4,300,000	$ 4,300,000
Allegheny County Indl. Dev. Auth. Rev.:
(Jewish Home & Hosp. for Aged Proj.) Series 1996 B, 0.18% 6/7/11, LOC PNC Bank NA, VRDN (b)	2,380,000	2,380,000
(Our Lady of the Sacred Heart High School Proj.) Series 2002, 0.18% 6/7/11, LOC PNC Bank NA, VRDN (b)	3,910,000	3,910,000
Beaver County Indl. Dev. Auth. Poll. Cont. Rev.:
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2006 A:
0.11% 6/1/11, LOC UBS AG, VRDN (b)	2,600,000	2,600,000
0.13% 6/1/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	4,700,000	4,700,000
Series 2005 A, 0.18% 6/7/11, LOC Bank of Nova Scotia New York Branch, VRDN (b)	3,300,000	3,300,000
Haverford Township School District Series 2009, 0.19% 6/7/11, LOC TD Banknorth, NA, VRDN (b)	6,960,000	6,960,000
Lancaster County Hosp. Auth. Health Ctr. Rev. (Lancaster Gen. Hosp. Proj.) Series 2008, 0.15% 6/1/11, LOC Bank of America NA, VRDN (b)	14,320,000	14,320,000
Pennsylvania Higher Edl. Facilities Auth. Rev. (King's College Proj.) Series 2002 J3, 0.18% 6/7/11, LOC PNC Bank NA, VRDN (b)	845,000	845,000
Pennsylvania State Pub. School Participating VRDN Series Solar 06 161, 0.18% 6/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(b)	4,000,000	4,000,000
Philadelphia Auth. for Indl. Dev. Rev. (New Courtland Elder Svcs. Proj.) Series 2003, 0.11% 6/1/11, LOC PNC Bank NA, VRDN (b)	8,900,000	8,900,000
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series C, 0.16% 6/7/11, LOC Bank of Nova Scotia New York Branch, VRDN (b)	16,000,000	16,000,000
Philadelphia School District Series 2009 C, 0.11% 6/7/11, LOC TD Banknorth, NA, VRDN (b)	13,700,000	13,700,000
Somerset County Gen. Oblig. Series 2009 C, 0.18% 6/7/11, LOC PNC Bank NA, VRDN (b)	3,235,000	3,235,000
Southeastern Pennsylvania Trans. Auth. Rev. Series 2007, 0.11% 6/1/11, LOC PNC Bank NA, VRDN (b)	4,200,000	4,200,000
Wilkes Barre Gen. Oblig. Series 2004 B, 0.18% 6/7/11, LOC PNC Bank NA, VRDN (b)	2,000,000	2,000,000
		107,440,000
Municipal Securities - continued
	Principal Amount	Value
South Carolina - 0.1%
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev. (Claflin Univ. Proj.) 0.22% 6/7/11, LOC Bank of America NA, VRDN (b)	$ 1,000,000	$ 1,000,000
Tennessee - 6.3%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 2003, 0.15% 6/1/11, LOC Bank of America NA, VRDN (b)	6,330,000	6,330,000
Series 2004, 0.15% 6/1/11, LOC Bank of America NA, VRDN (b)	16,920,000	16,920,000
Series 2005, 0.15% 6/1/11, LOC Bank of America NA, VRDN (b)	4,200,000	4,200,000
Series 2008, 0.15% 6/1/11, LOC Bank of America NA, VRDN (b)	13,405,000	13,405,000
Indl. Dev. Board of Blount County and Cities of Alcoa and Maryville (Maryville Civic Arts Ctr. Proj.) Series 2009 A, 0.21% 6/7/11, LOC Branch Banking & Trust Co., VRDN (b)	2,000,000	2,000,000
Memphis Health, Edl. & Hsg. Facilities Board (Watergrove Apts. Proj.) Series 2004, 0.18% 6/7/11, LOC Freddie Mac, VRDN (b)	3,200,000	3,200,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 2002, 0.15% 6/1/11, LOC Bank of America NA, VRDN (b)	13,700,000	13,700,000
Series 2004, 0.15% 6/1/11, LOC Bank of America NA, VRDN (b)	15,300,000	15,300,000
Series 2006, 0.15% 6/1/11, LOC Bank of America NA, VRDN (b)	19,800,000	19,800,000
Rutherford County Health & Edl. Facilities Board Rev. Participating VRDN BC 10 25W, 0.19% 6/7/11 (Liquidity Facility Barclays Bank PLC) (a)(b)	3,000,000	3,000,000
Shelby County Gen. Oblig. Series 2004 B, 0.19% 6/7/11 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	1,400,000	1,400,000
		99,255,000
Texas - 6.0%
Cypress-Fairbanks Independent School District Participating VRDN Series 86TP, 0.17% 6/7/11 (Liquidity Facility Wells Fargo & Co.) (a)(b)	4,980,000	4,980,000
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev. (Air Products Proj.) Series 2004, 0.16% 6/7/11 (Air Products & Chemicals, Inc. Guaranteed), VRDN (b)	5,000,000	5,000,000
Municipal Securities - continued
	Principal Amount	Value
Texas - continued
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (YMCA of the Greater Houston Area Proj.):
Series 2008 A, 0.13% 6/1/11, LOC JPMorgan Chase Bank, VRDN (b)	$ 24,175,000	$ 24,175,000
Series 2008 C, 0.13% 6/1/11, LOC Bank of America NA, VRDN (b)	9,000,000	9,000,000
Harris County Health Facilities Dev. Corp. Rev. (Saint Dominic Village Proj.) Series 2000, 0.2% 6/7/11, LOC JPMorgan Chase Bank, VRDN (b)	1,700,000	1,700,000
Harris County Tex Indl. Dev. Corp. (HFOTCO LLC Proj.) Series 2010, 0.18% 6/7/11, LOC Bank of America NA, VRDN (b)	1,600,000	1,600,000
Houston Util. Sys. Rev. Series 2004 B6, 0.14% 6/7/11, LOC Bank of Nova Scotia New York Branch, VRDN (b)	3,825,000	3,825,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) Series 2010 C, 0.12% 6/1/11, VRDN (b)	12,700,000	12,700,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.):
Series 2005, 0.12% 6/1/11 (Air Products & Chemicals, Inc. Guaranteed), VRDN (b)	8,165,000	8,165,000
0.12% 6/1/11, VRDN (b)	1,700,000	1,700,000
Texas A&M Univ. Rev. Participating VRDN Series ROC II R 11804, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (a)(b)	3,970,000	3,970,000
Texas Gen. Oblig. Participating VRDN Series SG 152, 0.16% 6/1/11 (Liquidity Facility Societe Generale) (a)(b)	9,970,000	9,970,000
Travis County Health Facilities Dev. (Longhorn Village Proj.) Series 2008 B, 0.18% 6/7/11, LOC Bank of Scotland PLC, VRDN (b)	1,830,000	1,830,000
Univ. of Texas Board of Regents Sys. Rev.:
Participating VRDN Series BBT 08 25, 0.17% 6/7/11 (Liquidity Facility Branch Banking & Trust Co.) (a)(b)	5,100,000	5,100,000
Series 2008 B1, 0.13% 6/7/11 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), VRDN (b)	1,500,000	1,500,000
		95,215,000
Utah - 1.4%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.):
Series 1991, 0.2% 6/7/11, LOC BNP Paribas SA, VRDN (b)	7,900,000	7,900,000
Series 1994, 0.18% 6/7/11, LOC Wells Fargo Bank NA, VRDN (b)	1,110,000	1,110,000
Municipal Securities - continued
	Principal Amount	Value
Utah - continued
Utah State Board of Regents Rev. Participating VRDN Series Solar 06 140, 0.17% 6/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(b)	$ 1,600,000	$ 1,600,000
Utah Transit Auth. Sales Tax Rev. Series A, 0.12% 6/1/11, LOC BNP Paribas New York Branch, VRDN (b)	11,300,000	11,300,000
		21,910,000
Virginia - 1.5%
Lexington Indl. Dev. Auth. Edl. Facilities Rev. Series 2010, 0.17% 6/7/11, VRDN (b)	1,000,000	1,000,000
Virginia College Bldg. Auth. Edl. Facilities Rev. (Shenandoah Univ. Proj.) Series 2006, 0.11% 6/1/11, LOC Branch Banking & Trust Co., VRDN (b)	4,000,000	4,000,000
Virginia Commonwealth Univ. Health Sys. Auth.:
Series 2008 A, 0.12% 6/1/11, LOC Branch Banking & Trust Co., VRDN (b)	15,615,000	15,615,000
Series 2008 B, 0.15% 6/1/11, LOC Branch Banking & Trust Co., VRDN (b)	2,850,000	2,850,000
		23,465,000
Washington - 2.3%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series BBT 08 34, 0.17% 6/7/11 (Liquidity Facility Branch Banking & Trust Co.) (a)(b)	6,160,000	6,160,000
King County Gen. Oblig. Participating VRDN Series ROC II R 11731, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (a)(b)	9,815,000	9,815,000
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN Series WF 11-18C, 0.19% 6/7/11 (Liquidity Facility Wells Fargo Bank NA) (a)(b)	4,865,000	4,865,000
Washington Gen. Oblig. Participating VRDN:
Series ROC II R 11891, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (a)(b)	5,000,000	5,000,000
Series ROC II R 11924, 0.18% 6/7/11 (Liquidity Facility Citibank NA) (a)(b)	2,580,000	2,580,000
Washington Health Care Facilities Auth. Rev.:
(MultiCare Health Sys. Proj.) Series 2009 B, 0.17% 6/7/11, LOC Wells Fargo Bank NA, VRDN (b)	1,650,000	1,650,000
(Southwest Washington Med. Ctr.) Series 2008 A, 0.18% 6/7/11, LOC Union Bank of California, VRDN (b)	1,600,000	1,600,000
Municipal Securities - continued
	Principal Amount	Value
Washington - continued
Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (The Cambridge Apts. Proj.) Series 2009, 0.17% 6/7/11, LOC Fannie Mae, VRDN (b)	$ 1,200,000	$ 1,200,000
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Emerald Heights Proj.) Series 2003, 0.18% 6/1/11, LOC Bank of America NA, VRDN (b)	2,800,000	2,800,000
		35,670,000
West Virginia - 0.6%
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.):
Series 2008 B, 0.13% 6/1/11, LOC JPMorgan Chase Bank, VRDN (b)	2,795,000	2,795,000
Series 2009 A, 0.21% 6/7/11, LOC Branch Banking & Trust Co., VRDN (b)	7,200,000	7,200,000
		9,995,000
Wisconsin - 1.2%
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Froedtert & Cmnty. Health, Inc. Proj.) Series 2009 B, 0.11% 6/1/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	8,500,000	8,500,000
(Lutheran College Proj.) 0.13% 6/1/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	4,570,000	4,570,000
(Nat'l. Regency of New Berlin, Inc. Proj.) 0.15% 6/1/11, LOC JPMorgan Chase Bank, VRDN (b)	1,450,000	1,450,000
(ProHealth Care, Inc. Proj.) Series 2008 B, 0.15% 6/1/11, LOC JPMorgan Chase Bank, VRDN (b)	3,000,000	3,000,000
Wisconsin Hsg. and Econ. Dev. Auth. Multifamily Hsg. Rev. Series 2006 B, 0.2% 6/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)	1,670,000	1,670,000
		19,190,000
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $1,577,040,000)		1,577,040,000
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(881,874)
NET ASSETS - 100%		$ 1,576,158,126
Security Type Abbreviations
VRDN - VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Provides evidence of ownership in one or more underlying municipal bonds.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2011

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,577,040,000)		$ 1,577,040,000
Receivable for investments sold		2,001,946
Interest receivable		312,201
Total assets		1,579,354,147

Liabilities
Payable to custodian bank	$ 400
Payable for investments purchased	3,000,048
Distributions payable	190,716
Other payables and accrued expenses	4,857
Total liabilities		3,196,021

Net Assets		$ 1,576,158,126
Net Assets consist of:
Paid in capital		$ 1,576,094,138
Accumulated undistributed net realized gain (loss) on investments		63,988
Net Assets, for 1,575,935,373 shares outstanding		$ 1,576,158,126
Net Asset Value, offering price and redemption price per share ($1,576,158,126 ÷ 1,575,935,373 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended May 31, 2011

Investment Income
Interest		$ 3,216,822

Expenses
Custodian fees and expenses	$ 29,182
Independent trustees' compensation	4,980
Total expenses before reductions	34,162
Expense reductions	(5,332)	28,830
Net investment income (loss)		3,187,992
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		946
Net increase in net assets resulting from operations		$ 3,188,938

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended May 31, 2011	Year ended May 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,187,992	$ 2,264,813
Net realized gain (loss)	946	19,761
Net increase in net assets resulting from operations	3,188,938	2,284,574
Distributions to shareholders from net investment income	(3,187,992)	(2,264,813)
Affiliated share transactions at net asset value of $1.00 per share Proceeds from sales of shares	7,295,348,000	2,818,466,000
Cost of shares redeemed	(6,994,570,000)	(2,332,413,000)
Net increase (decrease) in net assets and shares resulting from share transactions	300,778,000	486,053,000
Total increase (decrease) in net assets	300,778,946	486,072,761

Net Assets
Beginning of period	1,275,379,180	789,306,419
End of period	$ 1,576,158,126	$ 1,275,379,180

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended May 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	.002	.002	.012	.031	.036
Net realized and unrealized gain (loss)D	-	-	-	-	-
Total from investment operations	.002	.002	.012	.031	.036
Distributions from net investment income	(.002)	(.002)	(.012)	(.031)	(.036)
Distributions from net realized gain	-	-	-	-D	-
Total distributions	(.002)	(.002)	(.012)	(.031)	(.036)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.23%	.22%	1.24%	3.16%	3.70%
Ratios to Average Net AssetsC
Expenses before reductions	-%B	-%B	-%B	-%B	.01%
Expenses net of fee waivers, if any	-%B	-%B	-%B	-%B	.01%
Expenses net of all reductions	-%B	-%B	-%B	-%B	.01%
Net investment income (loss)	.23%	.22%	1.32%	3.04%	3.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,576,158	$ 1,275,379	$ 789,306	$ 674,963	$ 491,324

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Amount represents less than .01%.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended May 31, 2011

1. Organization.

Fidelity Tax-Free Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of May 31, 2011, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. There were no significant book-to-tax differences during the period.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax Cost	$ 1,577,040,000

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$ 63,988

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be May 31, 2012.

The tax character of distributions paid was as follows:

	May 31, 2011	May 31, 2010
Tax-exempt Income	$ 3,187,992	$ 2,264,813

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

4. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $4,980.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $352.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Notes to Financial Statements - continued

5. Other - continued

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Revere Street Trust and Shareholders of Fidelity Tax-Free Cash Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Tax-Free Cash Central Fund (the Fund), a fund of Fidelity Revere Street Trust, including the schedule of investments, as of May 31, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2011, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Tax-Free Cash Central Fund as of May 31, 2011, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

July 12, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 198 funds advised by FMR or an affiliate. Mr. Curvey oversees 419 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Annual Report

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related. Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (55)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is head of Institutional Investments for Fidelity Asset Management and Vice Chairman of Pyramis Global Advisors, LLC (2011-present), President of The North Carolina Capital Management Trust: Cash and Term Portfolios (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Robert P. Brown (47)

Year of Election or Appointment: 2010

Vice President of Fidelity's Money Market Funds and Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present). Mr. Brown also serves as President, Money Market Group of FMR (2010-present), Managing Director of Research, Director of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments.

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (50)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

During fiscal year ended 2011, 100% of the fund's income dividends were free from federal income tax.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Item 2. Code of Ethics

As of the end of the period, May 31, 2011, Fidelity Revere Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Tax-Free Cash Central Fund (the "Fund"):

Services Billed by Deloitte Entities

May 31, 2011 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Tax-Free Cash Central Fund	$27,000	$-	$4,600	$100

May 31, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Tax-Free Cash Central Fund	$26,000	$-	$4,500	$-

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Cash Central Fund, Fidelity Municipal Cash Central Fund, and Fidelity Securities Lending Cash Central Fund (the "Funds"):

Services Billed by PwC

May 31, 2011 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Cash Central Fund	$41,000	$-	$2,000	$200
Fidelity Municipal Cash Central Fund	$35,000	$-	$2,000	$200
Fidelity Securities Lending Cash Central Fund	$41,000	$-	$2,000	$200

May 31, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Cash Central Fund	$41,000	$-	$2,000	$200
Fidelity Municipal Cash Central Fund	$36,000	$-	$2,000	$200
Fidelity Securities Lending Cash Central Fund	$41,000	$-	$2,000	$200

A Amounts may reflect rounding.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	May 31, 2011A	May 31, 2010A
Audit-Related Fees	$845,000	$520,000
Tax Fees	$-	$-
All Other Fees	$730,000	$450,000

A Amounts may reflect rounding.

Services Billed by PwC

	May 31, 2011A	May 31, 2010A
Audit-Related Fees	$1,960,000	$1,530,000
Tax Fees	$-	$-
All Other Fees	$365,000	$145,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	May 31, 2011 A	May 31, 2010 A
PwC	$4,135,000	$3,885,000
Deloitte Entities	$1,665,000	$1,000,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Revere Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 27, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 27, 2011